UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
ASSET-BACKED SECURITIES--1.7%

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 0.651%, 11/25/35 (1)                                          $     15,991   $     15,844

AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile
Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14 (2)                                                3,354,000      2,171,715

Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 0.951%, 5/25/34 (1)                                                              4,482,726      3,462,229

Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 0.571%, 9/25/36 (1)                                                             2,190,000      1,755,425

Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 0.571%, 5/26/36 (1)                                                             1,988,118      1,817,127

Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed
Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12                                                           665,000        509,027

Capital Auto Receivables Asset Trust 2008-2, Automobile Asset-Backed
Securities, Series 2008-2, Cl. A2A, 3.74%, 3/15/11                                                       7,480,000      7,326,949

Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl.
A4, 1.225%, 5/15/13 (1)                                                                                  3,320,000      2,308,898

Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 1.215%, 4/15/11 (1)                                                14,300,381     13,883,796

Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 0.571%, 5/16/36 (1)                                                                     1,876,683      1,797,998

CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                                       1,093,994        995,261

Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 0.571%, 10/31/36 (1)                                             2,167,742      1,988,631

Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed Pass-Through
Certificates, Series 2006-WFH4, Cl. AS, 0.571%, 11/25/36 (1)                                             4,441,068      3,996,265

Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 (1)                                                            2,010,000      1,607,492
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 (1)                                                            1,128,483        973,150

CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 0.591%, 12/5/29 (1)                                                             4,054,000      3,117,025

CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 1.425%, 12/15/35 (1)                                                                686,415        269,389
Series 2006-H, Cl. 2A1A, 1.345%, 11/15/36 (1)                                                              242,661         62,867

DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2008-B, Cl. A2A, 3.81%, 6/8/11                                                                    7,480,000      7,321,595

DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%,
4/15/11 (2,3,4)                                                                                         15,000,000            150

DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2,
Cl. C, 4.405%, 11/11/09 (2,4)                                                                            3,083,887         15,419

Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 (2,3,4)                                                                           2,730,094         20,476

                     1 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 0.681%, 11/25/35 (1)                                          $    565,282   $    557,968

First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 0.561%, 7/25/36 (1)                                              3,790,000      3,286,114

First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 0.581%, 7/7/36 (1)                                                             1,940,000      1,653,632

First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates,
Series 2006-FFA, Cl. A3, 0.591%, 9/25/36 (1)                                                             2,617,427        612,323

Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11 (2,3,4)                                                           6,523,018             --

Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 (2)                                     4,814,000      2,902,939

Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                     3,687,964        697,937

Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2007-3,
Cl. A3, 1.545%, 6/15/12 (1)                                                                             20,870,000     19,978,131

Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series
2005-1, Cl. M6, 5.363%, 6/1/35                                                                           2,662,000        845,571

Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series
2006-5, Cl. A1, 5.50%, 1/25/37                                                                           1,127,838        264,735

HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed
Nts., Series 2005-3, Cl. A1, 0.768%, 1/20/35 (1)                                                         1,492,924      1,061,328

HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed
Certificates, Series 2006-4, Cl. A2V, 0.618%, 3/20/36 (1)                                                1,520,000      1,273,574

Hyundai Auto Receivables Trust 2008-A, Asset-Backed Automobile Securities,
Series 2008-A, Cl. A2, 4.16%, 5/16/11                                                                    9,775,000      9,598,894

Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 4.795%, 8/15/22 (1,2)                                                            20,040,000      9,018,000
Series 2007-1A, Cl. C, 6.095%, 8/15/22 (1,2)                                                            16,980,000      3,946,152
Series 2007-1A, Cl. D, 8.095%, 8/15/22 (1,2)                                                            16,980,000      2,930,748

Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (1)                                                                529,229        519,306
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                   657,023        598,911

Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1,
0.227%, 3/24/14 (1,2)                                                                                    3,934,491         19,672

Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 0.571%, 8/25/36 (1)                                              5,580,000      1,661,845

NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
6.368%, 1/25/29 (1,2)                                                                                    4,475,119        570,578

Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 0.571%, 7/1/36 (1)                                                                              5,236,979      4,614,919

Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 (1)                                                  1,874,031      1,703,458

                     2 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 0.551%, 7/25/36 (1)                                                          $     65,389   $     64,771

RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 0.571%, 9/25/36 (1)                                               5,587,278      5,083,650

Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed
Securities, Series 2007-BR2, Cl. A2, 0.701%, 2/25/37 (1)                                                 1,999,126        929,726

SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B,
2.396%, 6/15/39 (1)                                                                                      6,323,000      1,838,128

Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed
Obligations, Series 2005-BC3, Cl. A2B, 0.721%, 6/25/36 (1)                                                  25,097         24,869

Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl.
F, 19.193%, 6/7/11 (1,2)                                                                                 5,430,000      3,583,800

Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series
2006-1A, Cl. C, 4.739%, 11/14/13 (1,2)                                                                   2,085,377      1,897,693

Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL,
Cl. A1, 4.50%, 5/1/37                                                                                      553,861        143,751

Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.571%, 7/25/36 (1)                                    3,163,223      2,985,330
                                                                                                                     ------------


Total Asset-Backed Securities (Cost $230,373,028)                                                                     140,285,181

MORTGAGE-BACKED OBLIGATIONS--29.2%

GOVERNMENT AGENCY--15.8%

FHLMC/FNMA/SPONSORED--15.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                           4,526,838      4,660,118
5%, 8/15/33-12/15/34                                                                                     7,865,214      8,058,492
6%, 1/15/19-3/15/33                                                                                     13,035,387     13,493,647
6%, 1/1/24 (5)                                                                                           5,750,000      5,952,147
6.50%, 4/15/18-8/15/32                                                                                  10,706,102     11,153,865
7%, 8/15/21-10/1/31                                                                                      5,591,046      5,882,623
7.50%, 2/15/32-4/25/36                                                                                   6,780,924      7,162,599
8.50%, 8/15/31                                                                                             421,011        455,137
10%, 5/15/20                                                                                               156,526        178,498
10.50%, 6/14/20                                                                                            170,148        197,300
11.50%, 11/14/16                                                                                            71,312         76,746
12%, 6/14/10-6/15/17                                                                                       336,017        364,463

Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                      6,461,310      6,967,015
Series 151, Cl. F, 9%, 5/15/21                                                                              13,169         13,165
Series 1562, Cl. Z, 7%, 7/15/23                                                                            331,171        346,528
Series 1590, Cl. IA, 2.30%, 10/15/23 (1)                                                                 5,984,497      5,980,844
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                         291,620        310,661
Series 2006-11, Cl. PS, 22.839%, 3/25/36 (1)                                                             2,717,798      3,098,480
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                          57,520         60,518
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                      4,064,324      4,237,212
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                          56,947         59,609
Series 2116, Cl. ZA, 6%, 1/15/29                                                                         4,409,146      4,575,659

                     3 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                    $  9,733,636   $ 10,088,201
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                        940,729        985,041
Series 2344, Cl. FP, 2.145%, 8/15/31 (1)                                                                 2,196,224      2,139,737
Series 2368, Cl. TG, 6%, 10/15/16                                                                        1,045,313      1,094,746
Series 2410, Cl. PF, 2.175%, 2/15/32 (1)                                                                10,290,784     10,039,738
Series 2412, Cl. GF, 2.145%, 2/15/32 (1)                                                                 4,937,569      4,817,994
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                      4,392,328      4,603,081
Series 2435, Cl. EQ, 6%, 5/15/31                                                                         4,529,826      4,594,657
Series 2451, Cl. FD, 2.195%, 3/15/32 (1)                                                                 1,657,559      1,616,844
Series 2453, Cl. BD, 6%, 5/15/17                                                                           134,604        141,124
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                        301,758        318,412
Series 2464, Cl. FI, 2.195%, 2/15/32 (1)                                                                 1,827,944      1,782,451
Series 2470, Cl. AF, 2.195%, 3/15/32 (1)                                                                 2,790,041      2,759,050
Series 2470, Cl. LF, 2.195%, 2/15/32 (1)                                                                 1,871,135      1,795,735
Series 2471, Cl. FD, 2.195%, 3/15/32 (1)                                                                 3,400,711      3,240,678
Series 2475, Cl. FB, 2.195%, 2/15/32 (1)                                                                 2,642,846      2,577,073
Series 2500, Cl. FD, 1.695%, 3/15/32 (1)                                                                   583,550        564,935
Series 2517, Cl. GF, 2.195%, 2/15/32 (1)                                                                 1,528,856      1,471,124
Series 2526, Cl. FE, 1.595%, 6/15/29 (1)                                                                   752,910        726,190
Series 2551, Cl. FD, 1.595%, 1/15/33 (1)                                                                   581,008        565,378
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                      2,023,820      2,022,226
Series 2676, Cl. KY, 5%, 9/15/23                                                                         2,516,000      2,527,720
Series 2676, Cl. TF, 1.795%, 1/15/32 (1)                                                                 3,589,603      3,508,808
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                       543,273        543,016
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                     9,786,798      9,764,473
Series 2754, Cl. PE, 5%, 2/15/34                                                                         5,000,000      5,164,426
Series 2777, Cl. PJ, 4%, 5/15/24                                                                           607,992        608,275
Series 2844, Cl. PE, 5%, 8/15/34                                                                         7,500,000      7,700,320
Series 2857, Cl. MG, 5%, 9/1/34                                                                          5,125,000      5,267,052
Series 2934, Cl. NA, 5%, 4/15/24                                                                         2,700,299      2,719,338
Series 2936, Cl. PE, 5%, 2/1/35                                                                          2,807,000      2,875,127
Series 2939, Cl. PE, 5%, 2/15/35                                                                        11,489,000     11,792,526
Series 2947, Cl. HE, 5%, 3/1/35                                                                          4,120,000      4,219,793
Series 2991, Cl. QG, 5%, 8/1/34                                                                          6,090,000      6,269,016
Series 3015, Cl. GM, 5%, 8/1/35                                                                          8,725,000      8,906,545
Series 3022, Cl. HU, 5%, 8/1/35                                                                          8,230,000      8,403,327
Series 3025, Cl. SJ, 20.368%, 8/15/35 (1)                                                                2,918,713      3,336,993
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                     6,464,098      6,553,194
Series 3057, Cl. LG, 5%, 10/15/35                                                                        5,000,000      5,119,622
Series 3094, Cl. HS, 20.002%, 6/15/34 (1)                                                                1,559,121      1,736,570
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                      8,122,000      8,513,069

Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 2.826%, 7/1/26 (6)                                                                   2,313,396        467,168
Series 183, Cl. IO, (1.135)%, 4/1/27 (6)                                                                   908,801        134,872
Series 192, Cl. IO, 3.815%, 2/1/28 (6)                                                                     413,532         58,425
Series 200, Cl. IO, 3.575%, 1/1/29 (6)                                                                     508,387         86,703
Series 2003-13, Cl. IO, 0.853%, 3/25/33 (6)                                                              4,700,471        833,714

                     4 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2003-26, Cl. DI, 1.332%, 4/25/33 (6)                                                           $  3,026,685   $    522,814
Series 2003-26, Cl. IK, 4.533%, 4/25/33 (6)                                                                530,419         91,622
Series 203, Cl. IO, (5.32)%, 6/1/29 (6)                                                                  1,717,594        344,286
Series 204, Cl. IO, (16.997)%, 5/1/29 (6)                                                                  143,427         20,761
Series 205, Cl. IO, (0.639)%, 9/1/29 (6)                                                                 2,234,505        498,931
Series 206, Cl. IO, (16.56)%, 12/1/29 (6)                                                                  708,651        131,102
Series 207, Cl. IO, (27.073)%, 4/1/30 (6)                                                                  814,020        125,190
Series 2074, Cl. S, 35.468%, 7/17/28 (6)                                                                   529,404         63,480
Series 2079, Cl. S, 41.325%, 7/17/28 (6)                                                                   844,173         99,775
Series 208, Cl. IO, (14.818)%, 6/1/30 (6)                                                                1,497,225        257,488
Series 212, Cl. IO, (7.166)%, 5/1/31 (6)                                                                 3,356,313        455,119
Series 214, Cl. IO, (18.388)%, 6/1/31 (6)                                                                  795,985        171,364
Series 216, Cl. IO, 2.045%, 12/1/31 (6)                                                                  8,164,957      1,032,616
Series 224, Cl. IO, (0.604)%, 3/1/33 (6)                                                                 4,441,884        662,244
Series 243, Cl. 6, 15.199%, 12/15/32 (6)                                                                 2,672,392        349,485
Series 2526, Cl. SE, 28.673%, 6/15/29 (6)                                                                1,360,509        185,250
Series 2802, Cl. AS, 99.999%, 4/15/33 (6)                                                                3,841,397        365,479
Series 2819, Cl. S, 32.104%, 6/15/34 (6)                                                                11,814,961      1,537,284
Series 2920, Cl. S, 52.438%, 1/15/35 (6)                                                                 6,940,579        682,127
Series 3000, Cl. SE, 97.204%, 7/15/25 (6)                                                                9,067,125        725,453
Series 3004, Cl. SB, 99.999%, 7/15/35 (6)                                                               13,468,502      1,403,499
Series 3110, Cl. SL, 94.456%, 2/15/26 (6)                                                                2,597,574        186,732
Series 3146, Cl. SA, 38.014%, 4/15/36 (6)                                                               21,628,000      2,570,650

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 192, Cl. PO, 8.464%, 2/1/28 (7)                                                           413,532        371,688

Federal National Mortgage Assn.:
4.50%, 4/25/18-6/1/20                                                                                   46,898,851     48,202,539
4.50%, 1/1/22 (5)                                                                                       13,435,000     13,733,096
5%, 12/1/17-12/25/21                                                                                    87,175,686     90,048,620
5%, 1/1/39 (5)                                                                                         145,453,000    148,521,186
5.296%, 10/1/36                                                                                         57,908,891     58,634,207
5.50%, 1/25/22-7/25/33                                                                                 144,658,198    148,719,583
5.50%, 1/1/24-1/1/39 (5)                                                                                65,050,000     66,753,764
6%, 8/25/29-8/1/34                                                                                      91,172,264     94,286,987
6%, 1/1/24 (5)                                                                                          21,834,000     22,642,535
6.50%, 5/25/17-1/1/34                                                                                   28,580,233     29,882,135
6.50%, 1/1/39 (5)                                                                                       34,808,000     36,151,380
7%, 11/1/17-9/25/34                                                                                     31,811,241     33,627,773
7.50%, 6/25/10-1/1/33                                                                                   11,326,816     12,009,294
8.50%, 7/1/32                                                                                               81,843         89,006
9.50%, 4/25/20-4/8/21                                                                                       91,998        100,742
11%, 11/8/15-2/25/26                                                                                       305,000        358,444
13%, 6/25/15                                                                                                71,752         85,992
15%, 5/9/13                                                                                                180,562        209,322

Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO,
34.638%, 12/25/41 (6)                                                                                  123,379,045      1,514,083

                     5 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO, 42.501%,
11/25/40 (6)                                                                                          $ 14,653,265   $    182,709
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 27.924%,
7/25/41 (6)                                                                                             23,561,209        372,074

Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                          302,984        324,661
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                       1,748,229      1,933,067
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                   2,068,103      2,156,173
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                                                       92,007         96,784
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                   3,669,169      3,796,386
Trust 2001-19, Cl. Z, 6%, 5/1/31                                                                         2,215,311      2,294,054
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                         288,074        301,458
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                     393,613        414,295
Trust 2001-65, Cl. F, 1.071%, 11/25/31 (1)                                                               3,796,618      3,762,811
Trust 2001-69, Cl. PF, 1.471%, 12/25/31 (1)                                                              4,127,650      4,023,732
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                          34,451         34,386
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                       4,389,362      4,546,815
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                       2,777,066      2,908,576
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                       1,572,356      1,645,260
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                    4,082,795      4,274,112
Trust 2002-29, Cl. F, 1.471%, 4/25/32 (1)                                                                2,003,380      1,952,510
Trust 2002-60, Cl. FH, 1.471%, 8/25/32 (1)                                                               3,950,227      3,849,246
Trust 2002-64, Cl. FJ, 1.471%, 4/25/32 (1)                                                                 615,292        596,203
Trust 2002-66, Cl. FG, 1.471%, 9/25/32 (1)                                                               6,706,301      6,534,779
Trust 2002-68, Cl. FH, 1.384%, 10/18/32 (1)                                                              1,279,820      1,241,585
Trust 2002-81, Cl. FM, 0.971%, 12/25/32 (1)                                                              2,357,848      2,289,649
Trust 2002-84, Cl. FB, 1.471%, 12/25/32 (1)                                                                391,639        368,608
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                        3,112,794      3,260,216
Trust 2003-11, Cl. FA, 1.471%, 9/25/32 (1)                                                                 534,435        508,276
Trust 2003-116, Cl. FA, 0.871%, 11/25/33 (1)                                                               736,635        716,315
Trust 2003-130, Cl. CS, 13.158%, 12/25/33 (1)                                                            3,124,315      3,139,344
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                    5,484,000      5,718,242
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                   12,312,000     12,742,240
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                    5,556,000      5,685,847
Trust 2003-3, Cl. FM, 0.971%, 4/25/33 (1)                                                                2,938,209      2,840,657
Trust 2003-73, Cl. HF, 0.921%, 1/25/31 (1)                                                               2,404,074      2,347,234
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                       2,031,220      2,031,808
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                      5,778,000      5,859,056
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                    3,177,179      3,180,263
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                      1,672,842      1,724,376
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                  3,800,000      3,889,650
Trust 2005-25, Cl. PS, 26.087%, 4/25/35 (1)                                                              1,047,547      1,237,820
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                    2,865,000      2,953,214
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                    3,510,000      3,491,805
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                      960,000        985,339
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                                   11,080,499     11,229,781
Trust 2006-46, Cl. SW, 22.471%, 6/25/36 (1)                                                              3,980,788      4,448,680
Trust 2006-50, Cl. KS, 22.472%, 6/25/36 (1)                                                              3,357,303      3,773,034
Trust 2007-79, Cl. ME, 5.50%, 8/1/37                                                                    10,130,000     10,252,887

                     6 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 40.687%, 11/18/31 (6)                                                          $  4,309,443   $    581,369
Trust 2001-63, Cl. SD, 13.095%, 12/18/31 (6)                                                               110,935         15,720
Trust 2001-68, Cl. SC, 9.362%, 11/25/31 (6)                                                                 76,908         10,594
Trust 2001-81, Cl. S, 23.991%, 1/25/32 (6)                                                               1,001,001        141,260
Trust 2002-28, Cl. SA, 25.536%, 4/25/32 (6)                                                                713,861         94,717
Trust 2002-38, Cl. IO, 37.437%, 4/25/32 (6)                                                                627,221         67,806
Trust 2002-39, Cl. SD, 23.545%, 3/18/32 (6)                                                                975,861        136,254
Trust 2002-48, Cl. S, 23.098%, 7/25/32 (6)                                                               1,134,767        157,488
Trust 2002-52, Cl. SL, 23.451%, 9/25/32 (6)                                                                680,540         93,135
Trust 2002-53, Cl. SK, 22.722%, 4/25/32 (6)                                                                608,307         79,575
Trust 2002-56, Cl. SN, 25.628%, 7/25/32 (6)                                                              1,556,279        214,818
Trust 2002-65, Cl. SC, 48.964%, 6/25/26 (6)                                                              1,889,836        202,543
Trust 2002-77, Cl. IS, 29.794%, 12/18/32 (6)                                                             1,068,594        147,867
Trust 2002-77, Cl. SH, 28.677%, 12/18/32 (6)                                                             1,229,038        154,443
Trust 2002-89, Cl. S, 53.466%, 1/25/33 (6)                                                               6,473,040        624,586
Trust 2002-9, Cl. MS, 22.386%, 3/25/32 (6)                                                               1,349,474        169,901
Trust 2003-118, Cl. S, 32.16%, 12/25/33 (6)                                                              8,131,487        982,171
Trust 2003-23, Cl. ES, 75.428%, 10/25/22 (6)                                                            23,427,859      1,706,429
Trust 2003-33, Cl. SP, 21.877%, 5/25/33 (6)                                                              4,658,464        618,769
Trust 2003-4, Cl. S, 37.011%, 2/25/33 (6)                                                                2,395,513        307,268
Trust 2003-46, Cl. IH, (11.62)%, 6/1/33 (6)                                                                947,645        128,463
Trust 2005-105, Cl. S, 90.524%, 12/25/35 (6)                                                            11,330,330        967,389
Trust 2005-40, Cl. SA, 53.672%, 5/25/35 (6)                                                             10,644,392      1,092,656
Trust 2005-40, Cl. SB, 68.078%, 5/25/35 (6)                                                              4,859,947        478,882
Trust 2005-71, Cl. SA, 71.252%, 8/25/25 (6)                                                              5,712,849        428,347
Trust 2005-83, Cl. SL, 82.466%, 10/25/35 (6)                                                            12,794,954      1,101,875
Trust 2005-87, Cl. SE, 95.033%, 10/25/35 (6)                                                            48,464,228      3,440,795
Trust 2005-87, Cl. SG, 97.136%, 10/25/35 (6)                                                            13,127,998      1,112,726
Trust 2006-119, Cl. MS, 86.558%, 12/25/36 (6)                                                           12,006,226      1,040,307
Trust 2006-33, Cl. SP, 61.669%, 5/25/36 (6)                                                              8,138,231        847,883
Trust 2006-34, Cl. SK, 64.117%, 5/25/36 (6)                                                             12,960,024      1,369,723
Trust 2006-42, Cl. CI, 26.305%, 6/25/36 (6)                                                             12,295,501      1,428,978
Trust 2006-48, Cl. QA, 28.061%, 6/25/36 (6)                                                              8,806,903      1,015,099
Trust 2006-75, Cl. SA, 65.694%, 8/25/36 (6)                                                              7,912,667        950,792
Trust 2006-90, Cl. SX, 99.999%, 9/25/36 (6)                                                              9,922,598      1,133,166
Trust 221, Cl. 2, 11.012%, 5/1/23 (6)                                                                      909,500        206,412
Trust 240, Cl. 2, 12.955%, 9/1/23 (6)                                                                    1,507,047        233,873
Trust 247, Cl. 2, 1.212%, 10/1/23 (6)                                                                      358,494         87,523
Trust 252, Cl. 2, 3.348%, 11/1/23 (6)                                                                      106,453         24,414
Trust 2682, Cl. TQ, 99.999%, 10/15/33 (6)                                                                4,533,503        515,790
Trust 2981, Cl. BS, 99.999%, 5/15/35 (6)                                                                 8,261,147        813,057
Trust 301, Cl. 2, (7.042)%, 4/1/29 (6)                                                                   1,405,763        282,650
Trust 302, Cl. 2, (9.691)%, 6/1/29 (6)                                                                   2,036,454        288,078

                     7 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount           Value
                                                                                                      ------------   ---------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 303, Cl. IO, 10.214%, 11/1/29 (6)                                                               $    787,763   $      113,409
Trust 313, Cl. 2, 6.814%, 6/1/31 (6)                                                                    13,094,833        1,753,400
Trust 319, Cl. 2, (6.667)%, 2/1/32 (6)                                                                      82,912           11,688
Trust 321, Cl. 2, (3.219)%, 4/1/32 (6)                                                                   6,751,278          938,903
Trust 324, Cl. 2, (7.219)%, 7/1/32 (6)                                                                   4,883,254          691,371
Trust 328, Cl. 2, (10.302)%, 12/1/32 (6)                                                                12,022,861        1,768,470
Trust 331, Cl. 5, 15.597%, 2/1/33 (6)                                                                    5,736,401          788,811
Trust 332, Cl. 2, (8.02)%, 3/1/33 (6)                                                                   15,219,339        2,198,435
Trust 333, Cl. 2, (12.058)%, 4/1/33 (6)                                                                 10,754,024        1,315,224
Trust 334, Cl. 12, 11.349%, 2/1/33 (6)                                                                   7,203,210          945,428
Trust 334, Cl. 3, 13.538%, 7/1/33 (6)                                                                    1,919,899          215,411
Trust 334, Cl. 5, 13.586%, 5/1/33 (6)                                                                    3,454,250          393,854
Trust 334, Cl. IO, 19.591%, 2/1/33 (6)                                                                   4,665,841          798,101
Trust 338, Cl. 2, (13.036)%, 7/1/33 (6)                                                                  9,582,402        1,156,551
Trust 339, Cl. 7, 12.514%, 7/1/33 (6)                                                                   17,075,611        1,890,412
Trust 339, Cl. 8, 12.211%, 8/1/33 (6)                                                                    1,059,608          118,911
Trust 342, Cl. 2, (6.399)%, 9/1/33 (6)                                                                   1,524,249          217,955
Trust 344, Cl. 2, (3.344)%, 12/1/33 (6)                                                                  7,490,790        1,072,720
Trust 345, Cl. 9, 13.498%, 1/1/34 (6)                                                                    6,035,172          659,160
Trust 346, Cl. 2, (12.874)%, 12/1/33 (6)                                                                10,043,908        1,206,546
Trust 351, Cl. 10, 14.256%, 4/1/34 (6)                                                                   1,772,142          192,014
Trust 351, Cl. 11, 12.86%, 11/1/34 (6)                                                                     950,220          105,500
Trust 351, Cl. 8, 12.789%, 4/1/34 (6)                                                                    2,868,392          310,764
Trust 356, Cl. 10, 13.15%, 6/1/35 (6)                                                                    2,545,610          279,503
Trust 356, Cl. 12, 13.355%, 2/1/35 (6)                                                                   1,318,176          142,503
Trust 362, Cl. 12, 9.016%, 8/1/35 (6)                                                                      155,335           20,696
Trust 362, Cl. 13, 13.461%, 8/1/35 (6)                                                                     163,881           21,811

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 9.641%, 4/1/32 (7)                                                                    15,055,988       13,192,430
Trust 324, Cl. 1, 9.911%, 7/1/32 (7)                                                                     1,219,385        1,089,855

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 18.272%, 9/15/22 (6)                                                             12,777,322          301,960
Series 1995-2B, Cl. 2IO, 15.453%, 6/15/25 (6)                                                              851,543           26,648
Series 1995-3, Cl. 1IO, 9.168%, 9/15/25 (6)                                                             29,401,072          251,235
                                                                                                                     --------------
                                                                                                                      1,268,366,247

GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
4.625%, 8/8/27 (1)                                                                                           7,426            7,277
7%, 1/29/28-2/8/30                                                                                       1,984,050        2,099,070
8%, 1/29/28-9/29/28                                                                                        741,172          790,787
11%, 11/8/19                                                                                                16,416           18,390
12%, 12/9/13-9/1/15                                                                                         29,303           34,031
12.50%, 12/29/13-11/29/15                                                                                  910,179        1,009,052
13%, 10/30/15                                                                                            1,387,534        1,607,562

                     8 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
GNMA/GUARANTEED CONTINUED

13.50%, 6/30/15                                                                                       $  1,890,621   $  2,180,476

Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                      7,745,160      8,503,962
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                      3,401,852      3,739,037
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                        3,898,306      4,319,353
Series 2001-62, Cl. KZ, 6.50%, 12/16/31                                                                 11,765,864     12,326,398

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 31.502%, 7/16/28 (6)                                                             1,703,003        231,740
Series 1998-6, Cl. SA, 50.557%, 3/16/28 (6)                                                              1,062,748        166,993
Series 2006-47, Cl. SA, 64.343%, 8/16/36 (6)                                                            12,719,220      1,524,870
                                                                                                                     ------------
                                                                                                                       38,558,998

NON-AGENCY--13.4%

COMMERCIAL--5.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.317%, 10/10/11                                                                  1,325,000      1,124,942
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                                                                 10,030,000      4,629,124
Series 2008-1, Cl. A4, 6.158%, 12/1/17 (1)                                                               9,480,000      7,345,751
Series 2008-1, Cl. AM, 6.201%, 1/1/18 (1)                                                                7,805,000      3,664,959
Series 2008-1, Cl. AJ, 6.201%, 1/1/18 (1)                                                                2,380,000        665,768
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                          2,182,623      2,089,720

Bear Stearns Commercial Mortgage Securities Trust 2006-PW13, Commercial Mtg.
Pass-Through Certificates, Series PW13, Cl. A4, 5.54%, 9/1/41                                           14,790,000     11,646,962

Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg.
Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50                                             940,000        705,853

Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (5.704)%, 6/22/24 (6)                                       3,092,731         61,596

ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 1.495%, 9/25/36 (1)                                                                       623,579        597,461

CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates,
Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                                                                   9,286,000      7,018,069

CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates,
Series 2005-HYB8, Cl. 4A1, 5.563%, 12/20/35 (1)                                                            541,598        305,075

Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through
Certificates, Series 2006-C4, Cl. A3, 5.724%, 3/1/49 (1)                                                 7,470,000      5,881,075

Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                     157,570        156,269

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                                              27,603,000     22,962,696
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49                                                                 6,760,000      1,732,179

                     9 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
COMMERCIAL CONTINUED

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13, 0.921%,
10/25/36 (1)                                                                                          $  6,489,690   $  2,651,450

Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39 (1)                                                 3,960,000      2,526,394

CWABS, Inc. Asset-Backed Certificates Trust 2006-8, Asset-Backed
Certificates, Series 2006-8, Cl. 2A1, 0.501%, 1/25/46 (1)                                                  473,311        468,477

CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                                 16,113,474     14,258,497

Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2007-RS1, Cl. A2, 0.971%, 1/27/37 (1,2)                                                           4,226,807      1,252,192
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                 1,093,592      1,006,580
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                               5,494,068      4,402,057
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                                     428,095        412,586

DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2,
Cl. B30C, 6.052%, 10/15/30 (1,2)                                                                        36,400,000      3,640,000

First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                      3,527,738      3,316,484

First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through
Certificates, Series 2007-AR3, Cl. 1A1, 6.132%, 11/1/37 (1)                                             14,575,109      9,711,320

GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2004-C3, Cl. A2, 4.433%, 7/10/39                                                                         4,445,000      4,375,434

GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1998-C1, Cl. F, 6.987%, 5/15/30 (1)                                                 2,000,000      1,994,000

Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                   9,020,000      7,135,078

Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                                     19,185,000     14,382,688

GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A4, 5.56%, 11/1/39                                                                         4,950,000      3,941,379

Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates,
Series 2005-AR31, Cl. 2A2, 5.315%, 1/1/36 (1)                                                            1,534,081        494,238

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                                                                 14,355,000     10,402,710
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                                                                16,086,000      7,416,975
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                                                                 1,590,000        416,050
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                                                  21,180,000     15,073,942
Series 2008-C2, Cl. AM, 6.579%, 2/1/51                                                                  12,600,000      6,033,563
Series 2008-C2, Cl. AJ, 6.579%, 2/1/51 (1)                                                               8,100,000      2,203,906

JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, Commercial
Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                                11,190,000      7,945,661

                     10 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
COMMERCIAL CONTINUED

JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                            $  9,220,000   $  7,288,623
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 (1)                                                           14,520,000     11,143,740
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                                5,275,000      4,128,537

JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                                 13,470,429     13,477,472

JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series
2006-A2, Cl. 3A4, 5.678%, 4/1/36 (1)                                                                     7,167,813      2,409,645

JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series
2006-A7, Cl. 2A2, 5.793%, 1/1/37 (1)                                                                     3,308,750      2,430,232

LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                                   8,115,000      8,107,121

LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                     9,216,908      9,261,795

LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                                    4,150,000      3,624,247

LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                   21,030,000     16,826,252

LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through
Certificates, Series 2008-C1, Cl. AM, 6.15%, 4/11/41 (1)                                                 6,640,000      3,071,440

Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 (2)                                                  409,489        306,274

Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                                                                            3,593,794      2,627,517

Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 0.921%, 10/25/36 (1)                                                            17,148,264     10,810,480

Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed
Certificates, Series 2005-A9, Cl. 4A1, 5.492%, 12/1/35 (1)                                               9,516,678      6,224,181

Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. AJ, 5.657%, 5/1/39 (1)                                                 2,980,000        939,654

Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                                                                8,700,000      6,541,695

Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                                    386,707        386,191

PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 2001-C1,
Cl. A2, 6.36%, 3/12/34                                                                                   9,627,000      9,406,354

Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                              571,000        497,485

RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2005-QA4, Cl. A32, 5.376%, 4/25/35 (1)                                                              416,836        105,392

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                                5,111,149      2,231,976

Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                      4,628,987      2,264,500

                     11 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
COMMERCIAL CONTINUED

Residential Asset Securitization Trust, Mtg. Pass-Through Certificates,
Series 2006-A12, Cl. 1A, 6.25%, 11/1/36                                                               $  2,969,220   $  1,692,144

STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series
2007-1, Cl. 2A1, 5.827%, 2/1/37 (1)                                                                     31,662,766     18,178,826

STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series
2007-3, Cl. 1A1, 5.66%, 6/1/37 (1,2)                                                                     8,003,998      4,001,999

Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates,
Series 2002-AR3, Cl. A2, 1.081%, 9/19/32 (1,2)                                                           1,703,645        954,041

Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                     2,083,000      1,709,546

Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg.
Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.903%, 2/1/51 (1)                                  14,700,000     10,670,764

Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C34, Cl. AJ, 5.952%, 5/1/46 (1)                                                6,690,000      1,778,266

Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates, Series
2007-A, Cl. 1A1, 5.981%, 3/1/37 (1)                                                                     10,845,524      5,850,937

WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR14, Cl. 1A7, 5.631%, 11/1/36 (1)                                             4,226,566      1,372,606

WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR15, Cl. 1A, 3.096%, 11/1/46 (1,2)                                            3,974,828      1,470,686

WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.871%, 8/1/46 (1)                                              19,159,640     10,665,420

WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.706%, 2/25/37 (1,2)                                                          7,124,184      1,638,562
Series 2007-HY1, Cl. 2A4, 5.863%, 2/1/37 (1)                                                             1,679,720        722,137

WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37 (1)                                               9,792,871      2,531,039

WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 5A1, 5.548%, 11/1/36 (1)                                              1,961,210      1,288,814

WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY5, Cl. 2A3, 5.647%, 5/1/37 (1)                                               2,060,170      1,317,400

WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through
Certificates, Series 2007-OA3, Cl. 5A, 4.019%, 4/1/47 (1,2)                                              2,756,105        909,515

Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass-Through
Certificates, Series 2004-EE, Cl. 3A2, 4.388%, 12/1/34 (1)                                              15,255,223     11,534,674

                     12 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
COMMERCIAL CONTINUED

Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass-Through
Certificates, Series 2004-U, Cl. A1, 5.245%, 10/1/34 (1)                                              $  2,917,641   $  2,491,221

Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.986%, 10/1/34 (1)                                                9,321,803      8,557,960

Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through
Certificates, Series 2004-W, Cl. B2, 4.543%, 11/1/34 (1)                                                 3,264,164      1,989,957

Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 4.542%, 2/1/35 (1)                                 16,635,448     10,512,615

Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 1A3, 5.205%, 4/25/36 (1)                                             10,138,263      6,664,139
                                                                                                                     ------------
                                                                                                                      428,663,231

MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36 (1)                                            16,378,014     10,528,547

Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.093%, 3/25/36 (1)                                              4,774,397      2,971,969
                                                                                                                     ------------
                                                                                                                       13,500,516

MULTIFAMILY--0.7%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.71%, 6/25/33 (1)                                                               7,046,852      5,569,736

Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.779%, 10/25/36 (1)                                                                    6,286,302      3,040,293

CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 5.15%, 1/19/34 (1)                                                             11,048,216      9,318,388

CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.68%, 4/25/37 (1)                                                            26,357,914     14,381,830

Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through
Certificates, Series 2005-A2, Cl. A2, 4.487%, 2/1/35 (1)                                                 3,780,243      2,306,216

Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR10, Cl. 2A1, 5.628%, 7/25/36 (1)                                             3,610,880      1,934,279

Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A1, 5.545%, 4/1/36 (1)                                              25,913,822     14,503,738

Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36 (1)                                              6,941,008      4,985,063
                                                                                                                     ------------
                                                                                                                       56,039,543
OTHER--0.0%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.719%, 2/25/32 (1)                                                                    4,858,528      3,627,182

                     13 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
RESIDENTIAL--7.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. AM, 5.812%, 8/1/17 (1)                                               $ 16,580,000   $  7,685,319

Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series
2004-2, Cl. 12A2, 4.404%, 5/1/34 (1,2)                                                                  14,127,071      9,535,773

Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series
2004-9, Cl. 23A1, 5.028%, 11/1/34 (1)                                                                    9,355,125      7,226,166

Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through
Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36                                                      10,650,000      4,987,414

Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 9A1, 4.567%, 2/1/37 (1)                                                9,739,865      7,930,689

CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates,
Series 2005-26, Cl. 1A8, 5.50%, 11/1/35                                                                  9,346,088      8,673,042

CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates,
Series 2005-27, Cl. 2A1, 5.50%, 12/1/35                                                                  8,360,992      5,247,627

CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates,
Series 2005-31, Cl. 2A4, 5.471%, 1/1/36 (1,2)                                                            3,641,184        946,708

CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates,
Series 2005-J4, Cl. A7, 5.50%, 11/1/35                                                                   5,301,000      3,742,578

CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 1A1, 5.617%, 6/1/47 (1,2)                                                           8,115,006      4,219,803

CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.086%, 9/1/47 (1)                                                            40,644,577     20,887,549
Series 2007-HY4, Cl. 1A2, 6.086%, 9/1/47 (1,2)                                                           9,947,364      1,989,473
Series 2007-HY4, Cl. 2A2, 6.232%, 11/1/37 (1,2)                                                          2,203,100        440,620
Series 2007-HY4, Cl. 3A2, 6.388%, 11/1/37 (1,2)                                                          2,326,321        465,264

CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.93%, 9/1/37 (1,2)                                                           10,916,354      3,384,070
Series 2007-HY5, Cl. 2A2, 6.001%, 9/1/37 (1,2)                                                           2,781,054        862,127
Series 2007-HY5, Cl. 3A2, 6.201%, 9/1/37 (1,2)                                                           6,981,766      2,164,347

Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A2, 5.70%, 8/1/12 (1)                                                                2,810,000      2,189,301
Series 2007-C6, Cl. A4, 5.70%, 12/1/49 (1)                                                              15,670,000     11,860,654

Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through
Certificates, Series 2008-C7, Cl. A4, 6.096%, 12/1/49 (1)                                                9,690,000      7,512,348

Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 1A3, 4.951%, 5/1/35 (1,2)                                                            10,608,639      6,861,634

Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates,
Series 2005-3, Cl. 2A4, 5.199%, 8/1/35 (1)                                                              20,878,204     11,859,083

Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed Pass-Through
Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36 (1,2)                                             10,999,953      2,749,988

                     14 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
RESIDENTIAL CONTINUED
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.523%, 3/1/36 (1)                                                          $ 23,049,157   $ 12,439,556
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36 (2)                                                             9,939,386      2,484,846

Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49                                   14,345,000      6,478,541

CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                               8,010,594      5,861,805

CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37                                 13,843,047      8,217,999

COMM 2007-C9 Mortgage Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-C9, Cl. A4, 5.816%, 7/1/17 (1)                                                              13,180,000     10,035,317

CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series
2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                         6,165,052      3,948,569

CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series
2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                         1,163,608      1,002,594

CWALT Alternative Loan Trust 2006-43CB, Mtg.Pass-Through Certificates,
Series 2006-43CB, Cl. 1A10, 6%, 2/1/37 (2)                                                              38,788,643     19,146,074

GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series
2004-5, Cl. 2A1, 4.506%, 5/1/34 (1)                                                                      9,568,120      6,599,615

GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 3A1, 4.56%, 9/25/35 (1)                                                            12,391,021      7,928,255
Series 2005-AR6, Cl. 1A4, 4.586%, 9/1/35 (1)                                                            26,601,995     20,459,363

GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 4A1, 5.346%, 11/25/35 (1)                                                                  8,906,208      5,528,281

GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates:
Series 2007-AR1, Cl. 4A1, 5.826%, 3/1/37 (1,2)                                                           9,380,043      4,690,022
Series 2007-AR1, Cl. 2A1, 5.999%, 3/1/37 (1)                                                            51,087,336     27,156,347

JP Morgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series
2006-A2, Cl. 5A3, 5.138%, 11/1/33 (1)                                                                    5,819,664      4,519,985

JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series
2007-A1, Cl. 7A1, 5.298%, 7/1/35 (1,2)                                                                  16,097,832     10,785,548

JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series
2007-A3, Cl. 3A3, 6.009%, 5/1/37 (1,2)                                                                   4,649,765        872,761

LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through
Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45 (1)                                               26,810,000     12,682,629

Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B,
5.55%, 1/25/36                                                                                           1,569,088      1,446,113

Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. 1A1, 5.036%, 4/1/36 (1)                                                 8,766,679      6,264,744

Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.076%, 10/25/36 (1)                                              16,142,571     12,022,840

                     15 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                        Principal
                                                                                                         Amount         Value
                                                                                                      ------------   ------------
RESIDENTIAL CONTINUED

Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3, Cl. 1A1, 5.801%, 9/1/37 (1)                                              $  6,564,243   $  5,591,530

RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%,
9/25/36                                                                                                 11,676,772      7,896,912
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%,
9/25/36                                                                                                  2,528,850      2,433,985
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                                                                     1,139,511      1,114,211

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                                                 4,667,734      2,199,099

Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through
Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35                                                    9,429,000      3,703,961

Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through
Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35                                                      15,486,682     10,550,494

Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through
Certificates, 5.764%, 7/1/37 (1,2)                                                                       8,121,045      1,054,112

Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                                   94,407         89,197
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                       349,795        264,422

Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                     2,407,000      2,402,108

WaMu Asset-Backed Certificates 2005-AR12 Trust, Mtg. Asset-Backed
Certificates, Series 2007-AR12, Cl. 1A8, 4.834%, 10/1/35 (1)                                             9,746,933      7,132,255

WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through
Certificates, Series 2003-AR9, Cl. 2A, 4.491%, 9/25/33 (1)                                               4,423,187      3,814,335

WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR14, Cl. 1A1, 5.048%, 12/1/35 (1)                                            10,126,628      8,165,604

WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR10, Cl. 1A2, 5.929%, 9/1/36 (1)                                             11,719,616      9,953,821

WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 (1)                                            11,158,220      6,325,853

WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR14, Cl. 2A4, 5.752%, 11/1/36 (1,2)                                           1,287,409        321,852

WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through
Certificates:
Series 2007-HY1, Cl. 4A1, 5.449%, 2/1/37 (1)                                                            49,008,173     29,275,929
Series 2007-HY1, Cl. 5A1, 5.762%, 2/1/37 (1)                                                            28,452,698     17,783,730

WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through
Certificates:
Series 2007-HY2, Cl. 1A1, 5.606%, 12/1/36 (1)                                                           32,956,277     16,403,493
Series 2007-HY2, Cl. 1A2, 5.606%, 12/1/36 (1,2)                                                          3,930,830        628,933

                     16 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                             Principal
                                                               Amount           Value
                                                            ------------   ---------------
RESIDENTIAL CONTINUED

WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY3, Cl.
4A1, 5.347%, 3/1/37 (1)                                     $ 31,742,755   $    18,198,639

WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl.
4A1, 5.506%, 9/25/36 (1)                                      28,310,612        19,857,168

WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.688%, 6/25/37 (1)                                      14,715,348         7,227,447

WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY7, Cl.
2A1, 5.859%, 7/1/37 (1)                                        7,987,908         4,252,623

Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
Mtg. Pass-Through Certificates, Series 2004-EE, Cl. 3A1,
4.388%, 12/1/34 (1)                                            6,361,574         4,958,867

Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
4.368%, 9/1/34 (1)                                             1,058,530           757,789

Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR12, Cl.
2A6, 4.359%, 7/1/35 (1)                                        5,539,296         3,791,514

Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
2A1, 4.876%, 10/1/35 (1)                                       6,148,757         4,130,060

Wells Fargo Mortgage-Backed Securities 2006-12 Trust,
Mtg. Pass-Through Certificates, Series 2006-12, Cl. A1,
6%, 10/25/36                                                   5,316,376         4,867,659

Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.818%, 7/1/36 (1,2)                2,451,297           612,824
Series 2006-AR10, Cl. 4A2, 5.557%, 7/1/36 (1,2)                8,780,949         2,195,237
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36 (1)                  4,385,275         2,499,497
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36 (1)                 43,597,985        24,044,947
Series 2006-AR10, Cl. 2A2, 5.628%, 7/1/36 (1,2)                5,995,900         1,498,975

Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.75%, 9/1/36 (1)                   45,866,007        30,915,661
Series 2006-AR13, Cl. A4, 5.75%, 9/1/36 (1)                   29,050,000        15,616,830

Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 5.24%, 4/1/36 (1)                                         6,745,285         3,440,327
                                                                           ---------------
                                                                               609,965,281
                                                                           ---------------
Total Mortgage-Backed Obligations (Cost $2,926,487,968)                      2,418,720,998

U.S. GOVERNMENT OBLIGATIONS--10.5%

Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13 (8)     28,230,000        29,730,340

Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.75%, 6/28/13 (8)                                            11,380,000        12,131,126
4.125%, 9/27/13 (8)                                           48,945,000        52,796,531

                     17 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                             Principal
                                                               Amount               Value
                                                            ------------       --------------
5.25%, 5/21/09 (8)                                          $ 49,580,000       $   50,494,900

Federal National Mortgage Assn. Sr. Unsec. Nts.:
4.375%, 9/13/10 (8)                                           25,700,000           27,140,948
4.875%, 5/18/12 (8)                                           20,040,000           21,840,073

Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13 (8)                                             42,710,000           44,548,196
3.875%, 7/12/13 (8)                                           11,550,000           12,269,577
4.625%, 10/15/14 (8,9)                                        23,490,000           26,115,078

Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.135%, 1/15/21 (10)                                          53,130,000           33,492,408

U.S. Treasury Bonds, STRIPS, 4.955%, 2/15/16 (10)             23,896,000           19,827,204

U.S. Treasury Inflationary Index Nts., 0.64%, 4/15/13
(11,12)                                                      547,860,000          536,882,696
                                                                               --------------
Total U.S. Government Obligations (Cost $820,897,348)                             867,269,077

FOREIGN GOVERNMENT OBLIGATIONS--23.3%

ARGENTINA--0.1%

Argentina (Republic of) Bonds:
3.127%, 8/3/12 (1)                                            11,814,501            6,366,575
Series GDP, 1.626%, 12/15/35 (1)                              23,710,000              711,300
Series V, 7%, 3/28/11                                          4,160,000            1,611,943
Series VII, 7%, 9/12/13                                        1,205,000              387,307
                                                                               --------------
                                                                                    9,077,125

AUSTRALIA--0.1%

New South Wales Treasury Corp. Sr. Bonds, Series 12RG,
6%, 5/1/12                                                     2,880,000 AUD        2,132,768

New South Wales Treasury Corp. Sr. Unsec. Bonds, Series
14RG, 5.50%, 8/1/14                                            4,190,000 AUD        3,071,734
                                                                               --------------
                                                                                    5,204,502

BELGIUM--0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35             5,540,000 EUR        8,798,660

BRAZIL--2.8%
Banco Nacional de Desenvolvimento Economico e Social
Nts., 6.369%, 6/16/18 (13)                                    13,550,000           12,940,250

Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                   34,465,000           35,757,438
8%, 1/15/18                                                   15,785,000           17,758,125
8.75%, 2/4/25                                                  1,815,000            2,241,525
8.875%, 10/14/19                                              12,055,000           14,767,375
10.50%, 7/14/14                                               17,798,000           22,425,480

Brazil (Federal Republic of) Nota Do Tesouro Nacional
Nts.:
10%, 1/10/10                                                  58,026,000 BRR       25,415,358
10%, 1/1/12                                                   88,414,000 BRR       37,572,099
10%, 1/1/17                                                  140,991,000 BRR       54,037,638
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15              7,950,000            9,063,000
                                                                               --------------
                                                                                  231,978,288

BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                 7,080,000            6,938,400


                18 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                  Principal
                                                                   Amount              Value
                                                            --------------------   -------------
8.25%, 1/15/15 (13)                                         $      6,790,000       $   6,654,200
                                                                                   -------------
                                                                                      13,592,600

CANADA--0.2%
Canada (Government of) Bonds:
3.50%, 6/1/13                                                      5,895,000 CAD       5,214,510
5%, 6/1/37                                                         6,195,000 CAD       6,511,191
Canada (Government of) Nts.:
3.75%, 6/1/10                                                      4,425,000 CAD       3,778,216
4.25%, 6/1/18                                                      2,695,000 CAD       2,500,190
                                                                                   -------------
                                                                                      18,004,107

COLOMBIA--0.4%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 (13)          9,427,000,000 COP       3,474,010

Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                   10,402,000          10,245,970
10.75%, 1/15/13                                                    1,540,000           1,801,800
12%, 10/22/15                                                 14,703,000,000 COP       7,198,361
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                    2,953,000           3,196,623
11.75%, 3/1/10                                                 5,175,000,000 COP       2,365,893

EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14
(13)                                                               8,730,000           8,140,725
                                                                                   -------------
                                                                                      36,423,382

DENMARK--0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13                          37,665,000 DKK       7,707,620

EGYPT--0.2%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09 (10)                                  29,825,000 EGP       5,415,973
Series 364, 8.371%, 1/6/09 (10)                                   24,925,000 EGP       4,522,548
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 (13)                                                      62,285,000 EGP       9,371,573
                                                                                   -------------
                                                                                      19,310,094

FRANCE--1.3%
France (Government of) Obligations Assimilables du
Tresor Bonds, 4%, 10/25/38                                        32,945,000 EUR      48,141,982

France (Government of) Treasury Nts.:
3.75%, 1/12/13                                                    29,170,000 EUR      42,419,891
4.50%, 7/12/12                                                    11,550,000 EUR      17,186,507
                                                                                   -------------
                                                                                     107,748,380

GERMANY--2.4%
Germany (Federal Republic of) Bonds:
5.50%, 1/4/31                                                     18,440,000 EUR      32,083,188
Series 03, 3.75%, 7/4/13                                          65,070,000 EUR      96,286,279
Series 05, 4%, 1/4/37                                             45,200,000 EUR      67,807,257
                                                                                   -------------
                                                                                     196,176,724

GREECE--0.2%
Greece (Republic of) Bonds, 4.60%, 5/20/13                        12,885,000 EUR      17,834,241

                19 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                  Amount             Value
                                                           -------------------   -------------
HUNGARY--0.3%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12                                    4,129,000,000 HUF   $  19,632,543
Series 14/C, 5.50%, 2/12/14                                  1,217,700,000 HUF       5,532,262
                                                                                 -------------
                                                                                    25,164,805

INDONESIA--0.7%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 (13)                                             22,015,000          19,703,425
6.875%, 1/17/18 (13)                                            15,300,000          13,196,403
7.25%, 4/20/15 (13)                                             11,655,000          10,431,225

Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38
(13)                                                               310,000             258,850

Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 (13)       13,940,000          11,918,700
                                                                                 -------------
                                                                                    55,508,603

ISRAEL--0.5%
Israel (State of) Bonds:
5.50%, 2/28/17                                                  60,080,000 ILS      17,435,915
Series 2682, 7.50%, 3/31/14                                     68,180,000 ILS      21,151,817
                                                                                 -------------
                                                                                    38,587,732

ITALY--0.3%
Italy (Republic of) Nts., Certificati di Credito del
Tesoro, 4.70%, 7/1/09 (1)                                       17,225,000 EUR      24,065,375

JAPAN--4.8%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10                            9,955,000,000 JPY     110,600,961
5 yr., Series 72, 1.50%, 6/20/13                            11,421,000,000 JPY     130,601,250
10 yr., Series 279, 2%, 3/20/16                              1,859,000,000 JPY      22,293,314
10 yr., Series 282, 1.70%, 9/20/16                           5,205,000,000 JPY      60,700,520
20 yr., Series 61, 1%, 3/20/23                               3,095,000,000 JPY      31,748,086
20 yr., Series 73, 2%, 12/20/24                              2,320,000,000 JPY      26,924,309
20 yr., Series 75, 2.10%, 3/20/25                            1,291,000,000 JPY      15,174,990
                                                                                 -------------
                                                                                   398,043,430

MALAYSIA--0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3,
1%, 7/31/12 (2)                                                 59,778,000 MYR      17,609,692

MEXICO--1.3%
United Mexican States Bonds:
8.375%, 1/14/11                                                  5,710,000           6,195,350
Series A, 6.375%, 1/16/13                                        9,990,000          10,539,450
Series MI10, 8%, 12/19/13                                      319,920,000 MXN      23,539,651
Series M20, 10%, 12/5/24 (1)                                   205,000,000 MXN      17,244,645

United Mexican States Treasury Bills, Series BI, 8.15%,
4/2/09 (10)                                                    674,000,000 MXN      48,161,221
                                                                                 -------------
                                                                                   105,680,317

NIGERIA--0.6%
Nigeria (Federal Republic of) Promissory Nts., Series
RC, 5.092%, 1/5/10                                                 892,985             834,592

Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.17%, 2/5/09 (10)                               1,532,400,000 NGN      10,963,735

                20 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                               Principal
                                                                 Amount             Value
                                                           ------------------   -------------
Series 364, 9.186%, 1/8/09 (10)                             1,953,600,000 NGN   $  13,984,252
Series 364, 9.30%, 4/9/09 (10)                                440,900,000 NGN       3,124,488

Nigeria (Federal Republic of) Treasury Bonds:
Series 3 yr., 9.23%, 5/25/12                                  697,500,000 NGN       4,725,725
Series 3Y2S, 12.50%, 2/24/09                                  212,600,000 NGN       1,537,051
Series 3Y1S, 15%, 1/27/09                                     294,000,000 NGN       2,115,032
Series 5 yr., 9.50%, 2/23/12                                  697,500,000 NGN       4,743,200
Series 10 yr., 9.35%, 8/31/17                               1,487,100,000 NGN       9,165,305
                                                                                -------------
                                                                                   51,193,380

NORWAY--0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13                      20,870,000 NOK       3,402,228

PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                  7,375,000           6,674,375
7.25%, 3/15/15                                                 29,953,000          30,701,825
8.875%, 9/30/27                                                 4,925,000           5,048,125
9.375%, 4/1/29                                                  5,500,000           6,077,500
                                                                                -------------
                                                                                   48,501,825

PERU--1.6%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                                 61,210,000 PEN      19,855,317
9.91%, 5/5/15                                                  70,149,000 PEN      25,153,379
Series 7, 8.60%, 8/12/17                                       71,402,000 PEN      24,316,544
Series 8-1, 12.25%, 8/10/11                                    94,570,000 PEN      33,868,098

Peru (Republic of) Certificates of Deposit:
4.066%, 4/13/09 (10)                                            1,533,000 PEN         477,313
5.711%, 1/5/09 (10)                                            71,423,000 PEN      22,752,595

Peru (Republic of) Sr. Nts., 4.54%, 2/28/16 (10)               14,029,589           9,460,152
                                                                                -------------
                                                                                  135,883,398

PHILIPPINES--0.2%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                     7,090,000           7,338,150
8.375%, 2/15/11                                                 5,050,000           5,340,375

Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13           930,000             990,450
                                                                                -------------
                                                                                   13,668,975

POLAND--0.2%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22                                   8,880,000 PLZ       3,073,984
Series 0413, 5.25%, 4/25/13                                    28,690,000 PLZ       9,657,695
                                                                                -------------
                                                                                   12,731,679

SWEDEN--0.1%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15         62,060,000 SEK       9,043,565

TURKEY--2.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                  11,135,000          10,633,925
7%, 9/26/16                                                    20,140,000          19,737,200
7%, 3/11/19                                                     3,315,000           3,223,274

                21 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                  Amount           Value
                                                             --------------   ---------------
14%, 1/19/11 (1)                                             38,490,000 TRY   $    23,742,371
16%, 3/7/12 (1)                                              89,400,000 TRY        57,017,527
Series CPI, 10%, 2/15/12 (1)                                 16,920,000 TRY        12,002,245
Series CPI, 12%, 8/14/13 (1)                                  3,745,000 TRY         2,244,852
15.861%, 10/7/09 (10)                                        46,140,000 TRY        26,607,550
15.935%, 6/23/10 (10)                                        14,790,000 TRY         7,648,461
8.139%, 1/13/10 (10)                                         74,380,000 TRY        41,200,291

Turkey (Republic of) Nts., 7.25%, 3/15/15                    10,915,000            10,915,000
                                                                              ---------------
                                                                                  214,972,696

UNITED KINGDOM--0.6%
United Kingdom Gilt Bonds:
4.75%, 6/7/10                                                 6,635,000 GBP        10,186,262
5%, 3/7/12                                                    6,050,000 GBP         9,569,547

United Kingdom Treasury Bonds:
4.75%, 12/7/38                                               12,930,000 GBP        22,429,998
5%, 3/7/18                                                    6,460,000 GBP        10,909,818
                                                                              ---------------
                                                                                   53,095,625

URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                               167,100,000 UYU         3,869,040
7.625%, 3/21/36                                               8,155,000             6,890,975

Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18                                                 232,960,000 UYU         7,625,411
8%, 11/18/22                                                 19,500,000            18,135,000
                                                                              ---------------
                                                                                   36,520,426

VENEZUELA--0.2%
Venezuela (Republic of) Bonds, 9%, 5/7/23                     9,715,000             4,177,450
Venezuela (Republic of) Nts., 10.75%, 9/19/13                 5,970,000             3,940,200
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25         18,355,000             7,502,606
                                                                              ---------------
                                                                                   15,620,256

                                                                              ---------------
Total Foreign Government Obligations (Cost $1,997,122,333)                      1,931,149,730

LOAN PARTICIPATIONS--1.6%

Bayerische Hypo-und Vereinsbank AG for the City of Kiev,
Ukraine, 8.625% Nts., 7/15/11 (13)                           20,560,000             8,224,000

Credit Suisse First Boston International, Export-Import
Bank of Ukraine, 8.40% Sec. Nts., 2/9/16 (2)                 15,660,000             2,818,800

Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series
28, Tranche 1, 11/25/09                                     136,600,000 RUR         3,019,298

Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23,
Tranche 1, 9/30/09                                          134,000,000 RUR         3,189,663

Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37 (13)                           38,330,000            22,614,700
7.51% Sr. Sec. Nts., 7/31/13 (13)                            15,360,000            11,673,600
8.625% Sr. Sec. Nts., 4/28/34 (13)                            9,535,000             7,151,250

Kuznetski Capital SA/Bank of Moscow, 7.375% Nts.,
11/26/10 (13)                                                 6,585,000             5,531,400

                22 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                               Principal
                                                                 Amount             Value
                                                           -----------------   --------------
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13 (13)                                  $   6,180,000       $    4,511,400
7.75% Nts., 5/29/18 (13)                                       5,090,000            3,308,500

Steel Capital SA for OAO Severstal, 9.75% Sec. Nts.,
7/29/13 (13)                                                  13,630,000            7,292,050
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%
Sec. Bonds, 3/5/14 (2,5)                                       2,550,000            1,653,165

VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18 (13)          16,800,000            9,156,000

VTB Capital SA:
6.25% Sr. Nts., 6/30/35 (13)                                   6,690,000            3,813,300
6.315% Sub. Unsec. Nts., 2/4/15                               39,855,000           25,216,418
6.875% Sr. Sec. Nts., 5/29/18 (13)                            17,550,000           11,583,000
                                                                               --------------
Total Loan Participations (Cost $221,174,696)                                     130,756,544

CORPORATE BONDS AND NOTES--16.5%
AES Dominicana Energia Finance SA, 11% Sr. Nts.,
12/13/15 (13)                                                  1,370,000              541,150

AES Panama SA, 6.35% Sr. Nts., 12/21/16 (13)                   2,340,000            1,879,366

Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                10,865,000            6,573,325

Alcoa, Inc., 6.75% Sr. Unsec. Unsub. Nts., 7/15/18             4,922,000            4,033,485

Allbritton Communications Co., 7.75% Sr. Unsec. Sub.
Nts., 12/15/12                                                 3,640,000            1,806,350

Allied Waste North America, Inc., 7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                              7,560,000            7,151,836

Allstate Life Global Funding Trust, 5.375% Nts., 4/30/13         492,000              484,784

Alrosa Finance SA:
8.875% Nts., 11/17/14                                         12,160,000            7,356,800
8.875% Nts., 11/17/14 (13)                                     7,235,000            4,377,175

AmBev International Finance Co. Ltd., 9.50% Bonds,
7/24/17 (13)                                                  13,860,000 BRR        4,311,601

AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14       2,255,000            1,398,100

America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds,
12/18/36                                                      33,200,000 MXN        1,821,464

American Express Credit Corp., 5.875% Sr. Unsec. Nts.,
5/2/13                                                         1,576,000            1,514,334

American International Group, Inc., 8.25% Sr. Nts.,
8/15/18 (13)                                                   1,200,000              879,599

American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11 (2)                          38,178                9,163
8.875% Sr. Unsec. Sub. Nts., 1/15/11                           1,020,000              210,375

American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 (2,3,4)                                               3,462,000                   --

American Tower Corp., 7.50% Sr. Nts., 5/1/12                   4,195,000            4,153,050

Anheuser-Busch Cos., Inc., 5.50% Nts., 1/15/18                 3,151,000            2,869,061

AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts.,
5/1/12                                                         4,158,000            4,462,154

Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18 (13)       9,260,000            5,694,900

Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
12/15/15                                                       6,075,000            4,131,000

Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26
(13)                                                          19,044,299            8,189,049

Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub.
Nts., 5/15/14                                                 17,515,000            5,166,925

BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                6,250,000 EUR        8,297,402

Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds,
7/15/14                                                        4,705,000 EUR        6,614,221

Banco BMG SA, 9.15% Nts., 1/15/16 (13)                        17,395,000           10,523,975

Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21
(1,13)                                                         5,425,000            4,611,250

                23 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                  Amount            Value
                                                            -----------------   ------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 (13)   $   4,617,000       $  1,454,355

Banco Invex SA, 26.951% Mtg.-Backed Certificates, Series
062U, 3/13/34 (1,12)                                           17,204,645 MXN      4,564,966

Bank of America Corp.:
4.90% Sr. Unsec. Nts., 5/1/13                                   6,560,000          6,503,951
8% Unsec. Perpetual Bonds, Series K (14)                        9,305,000          6,702,578
8.125% Perpetual Bonds, Series M (14)                           5,990,000          4,488,008

Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                  20,635,000 EUR     27,169,467
4.50% Sr. Sec. Nts., 7/13/21                                   11,865,000 EUR     14,820,201

Barclays Bank plc, 6.278% Perpetual Bonds (14)                 29,790,000         17,244,537

Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 (13)       2,775,000          2,088,188

BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18               2,325,000          2,098,313

BellSouth Corp., 5.20% Sr. Unsec. Nts., 12/15/16                3,542,000          3,402,700

Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16               2,280,000          1,242,600

Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts.,
9/15/14                                                        11,950,000          5,258,000

Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17                    2,210,000          2,132,650

Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18 (13)       13,570,000          9,702,550

C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.
(13,14)                                                        11,410,000          5,438,942

Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14         15,050,000         10,760,750

Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15 (15)                                                    9,890,000          3,807,650

Caterpillar Financial Services Corp., 5.45% Sr. Unsec.
Nts., 4/15/18                                                   6,565,000          6,157,642

CBS Corp., 5.625% Sr. Unsec. Nts., 8/15/12                      3,544,000          2,919,012

CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15       9,770,000          1,758,600

CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 (13)                   3,300,000          1,716,000

Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                    6,035,000          5,763,425

Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14 (16)          5,050,000          4,109,438

CIT Group, Inc., 7.625% Sr. Unsec. Nts., Series A,
11/30/12                                                        2,303,000          1,945,676

Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13                                 16,403,000         15,986,265
6.50% Sr. Nts., 8/19/13                                         6,561,000          6,627,148
8.40% Perpetual Bonds, Series E (14)                           16,650,000         11,014,641

Citizens Communications Co., 6.25% Sr. Nts., 1/15/13           12,285,000         10,503,675

Claire's Stores, Inc., 10.50% Sr. Unsec. Sub. Nts.,
6/1/17                                                         25,915,000          4,535,125

Cloverie plc, 5.775% Sec. Nts., Series 2005-93, 12/20/10
(1,2)                                                           6,700,000          4,283,310

Comcast Corp., 5.70% Unsec. Unsub. Nts., 5/15/18                7,878,000          7,401,129

Community Health Systems, Inc., 8.875% Sr. Unsec. Nts.,
7/15/15                                                         4,875,000          4,509,375

Copano Energy LLC/Copano Energy Finance Corp., 7.75% Sr.
Nts., 6/1/18 (13)                                               6,935,000          4,715,800

Coriolanus Ltd.:
10.62% Sec. Nts., 8/10/10 (2)                                   9,200,000            602,600
3.359% Pass-Through Sec. Nts., 12/31/17 (2,10)                 61,920,000 BRR     18,379,365

Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10           1,413,000          1,367,575

Credit Suisse New York, 5% Sr. Unsec. Nts., 5/15/13             6,565,000          6,324,439

Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                  6,660,000          6,660,000

                24 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                  Amount            Value
                                                            -----------------   ------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                            $   3,100,000       $  2,937,250

CSX Corp., 6.25% Sr. Unsec. Unsub. Nts., 4/1/15                 3,282,000          3,225,743

DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13                   5,170,000          4,937,350

Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                8,257,000          8,370,592

Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15          8,620,000          6,163,300

Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16                      1,200,000 EUR      1,442,668

DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
Nts., 11/15/14                                                  6,105,000          4,426,125

Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                         1,991,000          1,811,810
8.875% Sr. Unsec. Nts., 3/15/11                                   641,000            403,830

E.I. du Pont de Nemours & Co., 6% Sr. Unsec. Unsub.
Nts., 7/15/18                                                   2,141,000          2,252,747

EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11             6,910,000          6,443,575

Eirles Two Ltd.:
5.13% Sec. Nts., Series 335, 4/30/12 (1,2)                     16,700,000          5,824,960
7.379% Sec. Nts., Series 324, 4/30/12 (1,2)                    14,300,000          5,556,980

Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 (13)        8,680,000 BRR      3,797,148

Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts.,
1/15/14                                                         5,755,000          3,769,525

Enterprise Products Operating LP, 8.375% Jr. Sub. Nts.,
8/1/66 (1)                                                     18,215,000         10,029,689

Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09 (2,3,4)                               2,196,653 EUR             --
10.75% Sr. Unsec. Sub. Nts., 12/15/09 (2,3,4)                   6,378,763                 --

FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18       12,245,000          5,938,825

Ferrellgas Partners LP, 6.75% Sr. Nts,, 5/1/14 (13)             1,545,000          1,073,775

Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                        1,525,000          1,288,625

Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                         15,403,000         12,647,958

Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub.
Nts., 6/15/11                                                   2,155,000          2,058,025

GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12                     4,525,000          4,230,875

Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18 (13)              6,670,000          4,402,200

Gazprom International SA, 7.201% Unsec. Unsub. Bonds,
2/1/20 (13)                                                     4,588,549          3,372,584

General Electric Capital Corp., 5.40% Sr. Unsec. Nts.,
Series A, 9/20/13                                               6,559,000          6,575,214

General Mills, Inc., 5.25% Sr. Unsec. Nts., 8/15/13             1,313,000          1,322,253

General Motors Acceptance Corp., 8% Bonds, 11/1/31             20,120,000         11,793,559

GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts.,
5/15/38                                                           985,000          1,116,822

Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                        12,905,000          9,388,994

Goldman Sachs Group, Inc. (The), 6.15% Sr. Unsec. Nts.,
4/1/18                                                         13,129,000         12,638,264

Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                            3,140,000          2,621,900
9% Sr. Unsec. Nts., 7/1/15                                      2,065,000          1,672,650

Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                                        7,540,000          4,674,800

Graphic Packaging International Corp., 8.50% Sr. Nts.,
8/15/11                                                         7,480,000          6,283,200

Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13
(3,4,13)                                                        6,360,000          1,526,400

GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17
(13)                                                           14,220,000         11,946,848

                25 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                 Amount             Value
                                                           ------------------   ------------
Harrah's Operating Co., Inc., 10.75% Sr. Unsec. Nts.,
2/1/16 (13)                                                $   14,470,000       $  4,196,300

HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (13,14)        35,500,000         13,790,543

HCA, Inc.:
6.375% Nts., 1/15/15                                           11,445,000          7,038,675
9.25% Sr. Sec. Nts., 11/15/16                                   3,025,000          2,783,000

HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16              4,420,000          4,077,450

Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec.
Nts., 1/15/16 (13)                                              8,360,000          4,472,600

Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                  1,110,000            688,200
10.50% Sr. Unsec. Sub. Nts., 1/1/16                             4,375,000          2,017,969

Home Depot, Inc. (The), 5.875% Sr. Unsec. Unsub. Nts.,
12/16/36                                                        5,249,000          4,128,034

HSBC Bank plc:
12.045% Sr. Unsec. Nts., 1/12/10 (10)                          22,570,000         17,618,142
12.989% Sr. Unsec. Nts., 3/9/09 (10)                           17,190,000         15,670,404
10.221% Sr. Unsec. Nts., 7/8/09 (10)                           17,190,000         15,591,330

HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (1)       30,800,000         12,901,258

HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17 (13)                           3,440,000          1,874,800
9.25% Sr. Nts., 10/16/13 (13)                                  40,440,000         29,723,400

ICICI Bank Ltd., 6.375% Bonds, 4/30/22 (1,13)                  18,530,000          9,756,286

Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                      7,030,000            562,400

IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 (13)         18,949,567         13,738,436

Inter-American Development Bank:
6.26% Nts., 12/8/09 (1)                                         7,510,000 BRR      3,033,852
11.108% Nts., 1/25/12 (1)                                   4,698,500,094 COP      2,036,951

International Business Machines Corp. (IBM), 8% Sr.

Unsec. Unsub. Nts., 10/15/38                                    9,851,000         13,158,227

International Paper Co., 7.40% Sr. Unsec. Nts., 6/15/14         3,542,000          2,906,473

Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13        4,400,000          4,158,000

ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 (13)                                   2,315,000          2,199,250
8.80% Sr. Nts., 1/30/17 (13)                                    5,240,000          4,637,400

Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
3/1/14                                                         17,745,000          7,630,350

Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                   6,235,000          5,336,936

Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19 (13)           20,225,000         18,895,429

iStar Financial, Inc., 2.471% Sr. Unsec. Nts., 3/16/09
(1)                                                             3,320,000          2,394,550

Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17                5,745,000          3,949,688

Johnson & Johnson, 5.85% Sr. Unsec. Nts., 7/15/38               3,563,000          4,321,192

JPMorgan Chase & Co.:
6.40% Sr. Unsec. Nts., 5/15/38                                 13,120,000         15,576,471
7.90% Perpetual Bonds, Series 1 (14)                           16,385,000         13,665,516

JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 (2)                                   20,632,210 MXN      1,262,448
24.791% Mtg.-Backed Certificates, Series 06U, 9/25/35 (1)      11,557,894 MXN      2,420,210

JSC Astana Finance, 9.16% Nts., 3/14/12 (2)                    26,000,000         12,037,809

K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                             1,030,000            231,750

                26 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                               Principal
                                                                 Amount             Value
                                                           ------------------   -------------
8.875% Sr. Sub. Nts., 4/1/12                               $    2,405,000       $     709,475

Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18 (13)           37,770,000          24,739,350

Key Energy Services, Inc., 8.375% Sr. Unsec. Nts.,
12/1/14                                                         5,300,000           3,524,500

Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts.,
8/15/33                                                         2,929,000           2,437,496

Kraft Foods, Inc., 6.125% Sr. Unsec. Nts., 8/23/18                611,000             603,451

L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                   6,990,000           6,325,950
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                 2,970,000           2,791,800

Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13           7,320,000           5,874,300

Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16           25,165,000           7,423,675

Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38
(4)                                                            11,978,000               1,198

Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13          3,515,000           2,829,575

Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15       8,830,000           6,578,350

Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13              9,473,000           4,570,723

Majapahit Holding BV:
7.25% Nts., 10/17/11 (13)                                       7,460,000           5,706,900
7.75% Nts., 10/17/16 (13)                                      10,065,000           5,787,375

Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14 (1)            5,070,000           2,611,050

Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
11/15/15 (13)                                                  16,145,000           6,417,638

MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                    2,445,000             168,094
6.875% Sr. Unsec. Sub. Nts., 10/1/13                            8,285,000             569,594

MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11           7,145,000           4,287,000

MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 (13)               5,365,000           2,387,425

Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                            4,470,000           2,838,450
8% Sr. Sub. Nts., 4/1/12                                        9,710,000           5,971,650

Momentive Performance Materials, Inc., 11.50% Sr. Unsec.
Sub. Nts., 12/1/16                                             10,675,000           3,202,500

Morgan Stanley, 6% Sr. Unsec. Unsub. Nts., Series F,
4/28/15                                                        19,715,000          17,030,152

National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                      421,000,000 PHP       7,533,684

NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                        9,080,000           4,040,600

News America, Inc., 6.15% Sr. Unsec. Unsub. Nts., 3/1/37        4,165,000           3,898,544

Nextel Communications, Inc., 7.375% Sr. Nts., Series D,
8/1/15                                                         11,265,000           4,733,452

Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14              6,390,000           1,501,650

NorthPoint Communications Group, Inc., 12.875% Nts.,
2/15/10 (2,3,4)                                                 2,121,834                  --

Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 (1)               6,790,000           3,972,150

NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14
(16)                                                           14,850,000           3,267,000

NTL Cable plc, 9.125% Sr. Nts., 8/15/16                         6,670,000           4,969,150

Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/10 (2,3,4)                                                 5,010,000                  --

Oracle Corp., 5.75% Sr. Unsec. Unsub. Nts., 4/15/18             4,770,000           4,998,240

Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts.,
1/15/07 (2,3,4)                                                12,879,000                 129

Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26 (13)        9,240,000           5,128,200

Park Place Entertainment Corp., 7.875% Sr. Sub. Nts.,
3/15/10                                                        13,340,000           8,871,100

PECO Energy Co., 5.35% Sec. Nts., 3/1/18                        2,134,000           2,040,830

                27 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                 Amount            Value
                                                           ------------------   ------------
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38
(13)                                                       $   16,930,000       $ 14,178,875

Petrobras International Finance Co., 5.785% Sr. Unsec.
Nts., 3/1/18                                                   25,590,000         23,133,360

Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
A3, 6/15/11 (13)                                               18,957,413         17,606,697

Philip Morris International, Inc., 5.65% Sr. Unsec.
Unsub. Nts., 5/16/18                                            2,187,000          2,171,943

Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub.
Nts., 3/15/12                                                   7,970,000          6,097,050

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17                                   7,651,000          4,169,795

Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 (13)        3,220,000          2,785,300

Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 (2,3,4)             10,850,000                 --

Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16                                    6,670,000          3,601,800
8.25% Sr. Unsec. Nts., 8/1/15                                   3,230,000          2,067,200

Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                12,045,000         11,201,850

R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13                                        4,685,000            655,900
6.875% Sr. Nts., Series A-2, 1/15/13                           10,645,000          1,490,300

Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B,
7/1/11                                                          3,962,000          1,971,095

Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12
(13)                                                            4,895,000          4,429,975

Real Time Data Co., 11% Nts., 5/31/09 (2,3,4,15)                8,836,185                 --

Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                   1,780,000          1,308,300
7.50% Sr. Sec. Nts., 11/30/16                                   3,695,000          2,678,875

Salisbury International Investments Ltd., 8.653% Sec.
Nts., Series 2006-003, Tranche E, 7/20/11 (1,2)                 5,000,000          2,129,500

Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                 4,225,000          3,654,625
10.50% Sr. Unsec. Sub. Nts., 11/15/16                           3,385,000          2,318,725

Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15       5,770,000          3,086,950

Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                          2,680,000          2,130,600

Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts.,
3/15/12                                                         8,005,000          6,043,775

SLM Corp., 4.50% Nts., Series A, 7/26/10                       10,675,000          9,267,757

Smithfield Foods, Inc., 7% Sr. Nts., 8/1/11                     3,280,000          2,345,200

Sprint Capital Corp., 8.75% Nts., 3/15/32                      23,195,000         15,686,106

Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14      18,920,000          1,182,500

Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts.,
11/1/12                                                         5,510,000          4,049,850

Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 (13)      21,925,200 PEN      6,372,263

Teligent, Inc., 11.50% Sr. Nts., 12/1/08 (2,3,4)                5,135,000                 --

Tengizchevroil LLP, 6.124% Nts., 11/15/14 (13)                 15,754,101         12,051,887

Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15                   6,080,000          3,556,800

TGI International Ltd., 9.50% Nts., 10/3/17 (13)               16,200,000         14,823,000

Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97
(16)                                                           14,710,000          4,854,300

Time Warner Cable, Inc., 6.20% Sr. Unsec. Nts., 7/1/13          4,595,000          4,350,541

Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                        2,530,000          2,314,950

Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16            2,520,000            718,200

Trump Entertainment Resorts, Inc., 8.50% Sec. Nts.,
6/1/15                                                          3,135,000            431,063

Union Pacific Corp., 7.875% Sr. Unsec. Nts., 1/15/19            3,282,000          3,756,121

                28 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Principal
                                                                 Amount               Value
                                                           ------------------   ---------------
United Parcel Service, Inc., 5.50% Sr. Unsec. Nts.,
1/15/18                                                    $    2,823,000       $     3,020,734

United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                 9,965,000             6,128,475

United Technologies Corp., 6.125% Sr. Unsec. Nts.,
7/15/38                                                         1,970,000             2,148,579

Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
6/1/15 (15)                                                     5,025,000             3,592,875

US Oncology Holdings, Inc., 8.334% Sr. Unsec. Nts.,
3/15/12 (1,15)                                                  3,331,000             2,115,185

US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12                  4,905,000             4,488,075

Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts.,
10/1/15 (16)                                                    6,990,000             5,522,100

Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18
(13)                                                           24,020,000            12,610,500

Verizon Communications, Inc., 6.90% Sr. Unsec. Unsub.
Bonds, 4/15/38                                                  3,280,000             3,703,212

Videotron Ltd., 9.125% Sr. Nts., 4/15/18 (13)                   4,295,000             4,015,825

Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14        4,590,000             3,465,450

Wal-Mart Stores, Inc., 5.80% Sr. Unsec. Unsub. Nts.,
2/15/18                                                         5,908,000             6,549,207

Walt Disney Co. (The), 4.50% Sr. Unsec. Unsub. Nts.,
Series D, 12/15/13                                              1,639,000             1,651,625

Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14        2,300,000             1,357,000

Wells Fargo & Co., 5.25% Sr. Unsec. Unsub. Nts., 10/23/12      13,382,000            13,641,678

William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                    410,000               100,450
10.75% Sr. Nts., 4/1/13                                         3,535,000               901,425

Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                           7,080,000             6,549,000
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                           5,030,000             4,476,700

WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                             21,862,000 EUR        28,119,364
4% Sec. Mtg. Nts., Series 2, 9/27/16                           26,210,000 EUR        31,632,547

WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14 (16)            9,525,000             3,571,875

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                  11,625,000             8,835,000

XTO Energy, Inc., 6.50% Sr. Unsec. Unsub. Nts., 12/15/18        4,660,000             4,519,096
                                                                                ---------------
Total Corporate Bonds and Notes (Cost $1,883,217,589)                             1,371,402,737

                                                                Shares
                                                           --------------
PREFERRED STOCKS--0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.
(2,3,15)                                                          338,141                    --

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. (2,3)                                           44,000                    --

Fannie Mae, 8.25% Non-Cum. Sub., Series S, Non-Vtg.               373,405               309,926

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.
(2,3,15)                                                            5,816                    --

Sovereign Real Estate Investment Trust, 12% Non-Cum.,
Series A (2)                                                        3,414             2,842,155
                                                                                      ---------

Total Preferred Stocks (Cost $28,117,252)                                             3,152,081

COMMON STOCKS--0.1%

Arco Capital Corp. Ltd. (2,3,17)                                2,383,674             2,383,674

Global Aero Logistics, Inc. (2,3)                                  32,791                32,791

National Maintenance Group, Inc. (3)                              406,988                 2,035

Revlon, Inc., Cl. A (3)                                           339,394             2,263,758


                29 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                Shares               Value
                                                           --------------       ---------------
Southern Pacific Funding Corp., Liquidating Trust (2,3)       7,998,920       $              --
                                                                                ---------------
Total Common Stocks (Cost $40,733,131)                                                4,682,258

                                                                Units
                                                           --------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
2/28/11 (2,3)                                                     4,020                      40

MHP SA, GDR Wts., Strike Price 0.01UAH, Exp. 5/8/09 (3)           235,715               766,074
                                                                                ---------------
Total Rights, Warrants and Certificates (Cost $30,592)                                  766,114

                                                                Principal
                                                                 Amount
                                                            ------------------
STRUCTURED SECURITIES--8.2%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/15/09 (2)                                   $    7,640,000            6,681,944
Custom Basket of African Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/7/09 (2)                                         7,640,000            6,654,440

Citibank NA, New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11 (2)         56,180,000 DOP        1,289,667
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09
(10)                                                           154,730,000 DOP        4,037,901

Citigroup Funding, Inc., Custom Basket of African
Currencies Credit Linked Nts., 0%, 4/29/09 (10)                 15,280,000           13,489,948

Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%,
1/3/17 (2)                                                      26,180,000 BRR        9,515,808
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.407%, 1/5/10 (10)                                            19,079,551 BRR        7,343,027
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18                                                     7,885,000,000 COP        3,628,101
Colombia (Republic of) Credit Linked Nts., 12.71%,
2/26/15 (2,12)                                               5,641,000,000 COP        4,895,190
Colombia (Republic of) Credit Linked Nts., Series 01,
12.71%, 2/26/15 (2,12)                                       2,091,000,000 COP        1,814,544
Colombia (Republic of) Credit Linked Nts., Series 02,
12.71% 12/26/15 (2,12)                                       3,187,000,000 COP        2,765,639
Colombia (Republic of) Credit Linked Nts., Series II,
15%, 4/27/12                                                 4,498,269,508 COP        2,280,706
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                      7,206,900,000 COP        3,654,032
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 (2)                                                 10,490,000,000 COP        5,318,624
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12                                                      8,514,000,000 COP        4,316,756
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12                                                        174,700,000 DOP        3,914,256
Dominican Republic Unsec. Credit Linked Nts., 13.182%,
2/23/09 (10)                                                   229,100,000 DOP        6,262,166
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%,
2/19/09 (10)                                                    45,040,000 EGP        8,062,272
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%,
2/5/09 (10)                                                     45,450,000 EGP        8,172,769
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%,
3/26/09 (10)                                                    44,450,000 EGP        7,867,594

                30 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 Principal
                                                                  Amount             Value
                                                            ------------------  --------------
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%,
3/5/09 (10)                                                     32,610,000 EGP  $    5,810,945
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%,
4/16/09 (10)                                                    18,040,000 EGP       3,171,736
Egypt (The Arab Republic of) Unsec. Credit Linked Nts.,
6.529%, 3/26/09 (10)                                            44,560,000 EGP       7,887,064
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10          10,330,000 GHS       7,109,027
Nigeria (Federal Republic of) Credit Linked Nts.,
14.50%, 3/1/11 (1,2)                                         1,846,000,000 NGN      13,446,861
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10        6,780,000 UAH         728,324
Zambia (Republic of) Credit Linked Nts., 10.793%,
2/25/09 (10)                                                 9,715,000,000 ZMK       1,922,776
Zambia (Republic of) Credit Linked Nts., 10.717%, 3/4/09
(10)                                                         9,715,000,000 ZMK       1,929,683
Zambia (Republic of) Credit Linked Nts., 11.399%,
6/11/09 (10)                                                 5,500,000,000 ZMK       1,027,674

Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10
(1)                                                             16,740,000 UAH         891,566
Indonesia (Republic of) Total Return Linked Nts., 12%,
9/16/11                                                     71,300,000,000 IDR       6,561,749
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%,
11/19/09 (1,2)                                                 242,139,000 RUR       6,286,021
Moitk Total Return Linked Nts., 8.966%, 3/26/11 (1,2)          208,910,000 RUR       2,301,686
Moscow (City of) Credit Linked Nts., Series Fbi 101,
10%, 12/31/10 (2)                                              220,335,000 RUR       6,612,110
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 (2)                                                    230,200,000 RUR       7,210,233
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09         14,720,000          14,076,736
Oreniz Total Return Linked Nts., 9.24%, 2/21/12 (1,2)          417,305,000 RUR       5,747,123
Pemex Project Funding Master Trust Credit Default Linked
Nts., 4.715%, 5/12/11                                           50,000,000          47,670,463
RuRail Total Return Linked Nts., 6.67%, 1/22/09 (1,2)          189,120,000 RUR       4,636,117
Ukraine (Republic of) Credit Linked Nts., Series EMG 13,
11.94%, 12/30/09 (2)                                            16,568,000 UAH       1,450,225
Vietnam Shipping Industry Group Total Return Linked
Nts., 10.50%, 1/19/17 (2)                                   53,361,000,000 VND       1,865,342

Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation
Administration Credit Linked Nts., 5/20/10 (1,2)               320,000,000 RUR         881,408
Ukraine (Republic of) Credit Linked Nts., 11.94%,
12/30/09 (2)                                                       200,000 UAH          17,506
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09                                                 4,995,000 UAH         437,221
Ukraine (Republic of) Credit Linked Nts., Series NPC 12,
11.94%, 12/30/09 (2)                                            32,180,000 UAH       2,816,769

Credit Suisse Group, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/24/12 (2)                         368,300,000 RUR       5,072,226

Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11 (2)           42,716,664 MXN       2,894,462
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11 (2)           28,068,241 MXN       1,901,892
Brazil Real Credit Linked Nts., 14.389%, 3/3/10 (10)            35,170,920 BRR      13,406,240
Brazil Real Total Return Linked Nts., 6%, 8/18/10               11,400,000 BRR       8,772,016
Colombia (Republic of) Credit Linked Nts., 13.50%,
9/16/14                                                      8,909,000,000 COP       4,430,133

                31 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                  Principal
                                                                                   Amount                  Value
                                                                              -----------------         ------------
Coriolanus Ltd. Sec. Credit Linked Nts., Series 109, (0.196)%, 3/25/09  (2)   $      11,905,000         $ 11,785,950
Coriolanus Ltd. Sec. Credit Linked Nts., Series 110, (2.256)%, 12/22/11 (2)           6,015,000            6,015,000
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 0.004%, 12/7/09 (2)              5,475,000            5,381,925
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, (2.186)%, 4/26/11 (2)            6,050,000            5,414,750
European Investment Bank, Russian Federation Credit Linked Nts., 5.702%,
  1/19/10 (2,10)                                                                      5,820,000            4,654,836
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 (2)                                       8,955,640            4,925,602
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                            6,360,000            4,788,170
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21           76,200,000,000   IDR      7,361,477
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13               6,494,933            6,058,750
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09                   369,400,000   NGN      2,767,988
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09                      496,600,000   NGN      3,792,929
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.75%, 9/24/14 (1,2)                     36,680,000   MXN      2,672,495
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.75%, 9/24/14 (1,2)                      7,336,000   MXN        534,499
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.75%, 9/24/14 (1,2)                     12,226,667   MXN        890,832
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.25%, 5/22/15 (1,2)                      3,500,072   MXN        255,014
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.25%, 5/22/15 (1,2)                      6,123,460   MXN        446,154
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.25%, 5/22/15 (1,2)                     92,326,918   MXN      6,726,916
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.25%, 5/22/15 (1,2)                      6,728,659   MXN        490,248
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.25%, 5/22/15 (1,2)                      4,888,497   MXN        356,175
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.25%, 5/22/15 (1,2)                      3,122,038   MXN        227,471
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.25%, 5/22/15 (1,2)                        574,952   MXN         41,891
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10                        5,690,000            3,215,191
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11                       5,740,000            2,905,875
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11                        5,740,000            2,635,808
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12                      5,740,000            2,449,775
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12                        5,740,000            2,329,005
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 (2)                          28,019,928   MXN      1,898,618
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09                      16,060,000           17,591,321

Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group Total
  Return Linked Nts., 9%, 4/20/17                                               128,300,000,000   VND      3,114,463

Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
  12/12/11 (1,2)                                                                    134,130,000   RUR      3,784,200

Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%,
  3/29/17 (2,10)                                                                     77,520,000   TRY     10,929,792

Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
  Linked Nts.,10.38%, 2/8/37 (2,10)                                             237,059,200,000   COP      1,549,765

Goldman Sachs International, Rosselkhozbank Total Return Linked
  Nts., 8%, 5/13/09 (1)                                                             374,900,000   RUR     11,502,858

Hallertau SPC, Philippines (Republic of) Credit Linked Nts.,
  Series 2007-01, 3.914%, 12/20/17 (1,2)                                             16,640,000           12,122,240

                     32 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                  Principal
                                                                                   Amount                  Value
                                                                              -----------------         ------------
Hallertau SPC Credit Linked Nts., Series 2008-2A, 8.636%, 9/17/13 (1,2)       $      50,090,000         $ 50,726,143

Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit
  Linked Nts., Series 2008-01, 9.888%, 8/2/10 (2,4,10)                               36,418,983   BRR      3,191,087

ING Bank NV, Ukraine (Republic of) Credit Linked Nts.,
  Series 725, 11.89%, 12/30/09 (2)                                                   38,336,000   UAH      3,095,453

JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.564%, 5/16/45 (2)                 7,895,000   BRR      5,106,079
Brazil (Federal Republic of) Credit Linked Nts., 15.582%, 1/2/15 (10)                70,845,010   BRR     14,480,468
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%,
  10/31/16 (2,10)                                                                52,197,000,000   COP     10,313,677
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16 (2,10)              121,000,000,000   COP     26,061,025
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16 (2,10)             52,420,000,000   COP     10,357,740
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15 (2,10)                         25,410,000   PEN      4,338,629
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 (2)                         9,185,000            9,721,404

JPMorgan Chase Bank NA London Branch, Indonesia (Republic of)
  Credit Linked Nts., 12.80%, 6/17/21 (2)                                        65,480,000,000   IDR      6,264,672

Lehman Brothers Treasury Co. BV:
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11 (4,10,13)           33,443,666   BRR      3,177,148
Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12 (2)              24,017,949           21,693,011

Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 (2)       7,680,000,000   COP      3,199,288

Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17 (2)                            15,216,000   PEN      2,951,453
Russian Federation Total Return Linked Bonds,
  Series 007, Cl. VR, 5%, 8/22/34                                                   297,544,671   RUR      5,180,004

Morgan Stanley & Co. International Ltd./Red Arrow International Leasing
  plc Total Return Linked Nts., Series A, 8.375%, 7/9/12 (2)                        111,123,273   RUR      3,060,779

Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16 (2)                  38,023,494   BRR     12,475,715
Brazil (Federal Republic of) Credit Linked Nts., 12.563%, 1/5/22 (2,10)             109,310,000   BRR      1,086,252
Ukraine (Republic of) Credit Linked Nts., 6.176%, 10/15/17 (1,2)                     21,300,000            5,325,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 7.046%, 10/15/17 (1,2)            5,400,000            1,350,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 (2)                           300,000              270,000
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12 (2)                 16,856,750           10,360,158
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12 (2)                 25,304,211           15,645,594

                     33 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                  Principal
                                                                                    Amount                 Value
                                                                              -----------------        -------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 (2)                  4,650,997   GHS  $   2,365,380
                                                                                                       -------------
Total Structured Securities (Cost $906,040,332)                                                          684,352,860

EVENT-LINKED BONDS -- 1.5%
Aiolos Ltd. Catastrophe Linked Nts., 10.095%, 4/8/09 (1,13)                           5,100,000   EUR      7,024,514

Akibare Ltd. Catastrophe Linked Nts., Cl. A, 5.103%, 5/22/12 (1,13)                   4,862,000            4,715,411

Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 10.653%, 6/1/09 (1,13)             6,500,000            6,515,275

Cascadia Ltd. Catastrophe Linked Nts., 6.203%, 8/31/09 (1,13)                         3,950,000            3,927,485

Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 4.585%, 5/19/09 (1,13)                   7,450,000            7,289,080

Champlain Ltd. Catastrophe Linked Nts., Series A, 17.084%, 1/7/09 (1,13)              5,260,000            5,246,587

Eurus Ltd. Catastrophe Linked Nts., 9.758%, 4/8/09 (1,13)                             5,790,000            5,704,019

Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 7.093%, 8/10/11 (1,13)                   7,010,000            6,769,557

Foundation Re II Ltd. Catastrophe Linked Nts., 11.841%, 1/8/09 (1,13)                 3,706,000            3,696,272

Fusion 2007 Ltd. Catastrophe Linked Nts., 8.239%, 5/19/09 (1,13)                      8,300,000            8,222,395

Lakeside Re Ltd. Catastrophe Linked Nts., 7.959%, 12/31/09 (1,13)                    10,580,000           10,511,230

Medquake Ltd. Catastrophe Linked Nts., 7.249%, 5/31/10 (1,13)                         4,000,000            3,913,200

Midori Ltd. Catastrophe Linked Nts., 7.503%, 10/24/12 (1,13)                          4,300,000            4,164,980

Muteki Ltd. Catastrophe Linked Nts., 6.549%, 5/24/11 (1,13)                           5,200,000            4,937,400

Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 14.049%,
   6/21/10 (1,13)                                                                     8,580,000            8,277,984

Osiris Capital plc Catastrophe Linked Combined Mortality
   Index Nts., Series D, 9.753%, 1/15/10 (1,13)                                       3,230,000            3,160,555

Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:

Series CL2, 13.703%, 6/6/11 (1,13)                                                    6,680,000            6,447,035

Series CL3, 14.453%, 6/7/10 (1,13)                                                    3,000,000            2,899,200

VASCO Re 2006 Ltd. Catastrophe Linked Nts., 10.701%, 6/5/09 (1,13)                    9,030,000            9,064,766

Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11 (2,10)              10,693,000           10,960,325

Willow Re Ltd. Catastrophe Linked Nts., 8.545%, 6/16/10 (1,13)                        8,150,000            4,912,413
                                                                                                        ------------
Total Event-Linked Bonds (Cost $132,352,198)                                                             128,359,683

                                                                 Exercise          Notional
                                                                   Date             Amount
                                                               ------------   -----------------
SWAPTIONS PURCHASED -- 0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap
call option; Swap Terms-Receive fixed rate of 9.32%
and pay floating rate based on 28 day MXN TIIE
BANXICO; terminating 5/31/22) (3,18) (Cost $847,363)                6/11/09         298,955,000   MXN      1,606,998

                     34 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                  Principal
                                                                                    Amount               Value
                                                                              -----------------      ---------------
SHORT-TERM NOTES--5.0%
Federal Home Loan Mortgage Corp.:
2.74%, 2/26/09 (8)                                                            $     123,000,000          122,483,400
Federal National Mortgage Assn.:
2.67%, 2/23/09 (8,19)                                                               172,070,000          171,393,622
3%, 2/25/09 (8,20)                                                                  123,000,000          122,488,867
                                                                                                     ---------------
Total Short-Term Notes (Cost $416,365,889)                                                               416,365,889

                                                                                   Shares
                                                                              -----------------
INVESTMENT COMPANIES--7.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 1.96% (17,21)                   312,670,722          312,670,722

Oppenheimer Master Event-Linked Bond Fund, LLC  (17)                                  3,462,856           33,924,569

Oppenheimer Master Loan Fund, LLC  (17)                                              33,158,340          238,440,808
                                                                                                     ---------------
Total Investment Companies (Cost $698,958,896)                                                           585,036,099

Total Investments, at Value (excluding Investments Purchased with
  Cash Collateral from Securities Loaned) (Cost $10,302,718,615)                                       8,683,906,249

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED--8.1% (22)
OFI Liquid Assets Fund, LLC, 1.71% (17,21) (Cost $671,787,860)                      671,787,860          671,787,860

Total Investments, at Value (Cost $10,974,506,475)                                        112.8%       9,355,694,109

Liabilities in Excess of Other Assets                                                     (12.8)      (1,062,382,291)
                                                                              -----------------      ---------------
NET ASSETS                                                                                100.0%     $ 8,293,311,818
                                                                              =================      ===============


Footnotes to Statement of Investments

Principal/notional amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD                 Australian Dollar
BRR                 Brazilian Real
CAD                 Canadian Dollar
COP                 Colombian Peso
DKK                 Danish Krone
DOP                 Dominican Republic Peso
EGP                 Egyptian Pounds
EUR                 Euro
GBP                 British Pound Sterling
GHS                 Ghana Cedi
HUF                 Hungarian Forint
IDR                 Indonesia Rupiah
ILS                 Israeli Shekel
JPY                 Japanese Yen
MXN                 Mexican Nuevo Peso
MYR                 Malaysian Ringgit
NGN                 Nigeria Naira
NOK                 Norwegian Krone
PEN                 Peruvian New Sol
PHP                 Philippines Peso
PLZ                 Polish Zloty

                     35 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

RUR                 Russian Ruble
SEK                 Swedish Krona
TRY                 New Turkish Lira
UAH                 Ukraine Hryvnia
UYU                 Uruguay Peso
VND                 Vietnam Dong
ZMK                 Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2008 was $599,687,257, which represents 7.23% of the Fund's net assets, of which $12,641,695 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                            ACQUISITION                             UNREALIZED
SECURITY                                                                       DATE         COST         VALUE     DEPRECIATION
--------------------------------------------------------------------------  -----------  -----------  -----------  ------------
Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 1A, 10.75%, 9/24/14     12/28/07  $ 3,371,014  $ 2,672,495  $    698,519

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 1B, 10.75%, 9/24/14      6/13/08      707,255      534,499       172,756

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 1C, 10.75%, 9/24/14      8/13/08    1,203,116      890,832       312,284

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2A, 12.25%, 5/22/15      5/22/08      337,462      255,014        82,448

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2B, 12.25%, 5/22/15      6/13/08      590,355      446,154       144,201

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2C, 12.25%, 5/22/15      6/19/08    8,957,126    6,726,916     2,230,210

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2D, 12.25%, 5/22/15       7/9/08      652,302      490,248       162,054

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2E, 12.25%, 5/22/15      7/16/08      474,704      356,175       118,529

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2F, 12.25%, 5/22/15      8/11/08      307,336      227,471        79,865

Deutsche Bank AG, Opic Reforma Credit linked Nts., Cl. 2G, 12.25%, 5/22/15      8/25/08       56,708       41,891        14,817
                                                                                         -----------  -----------  ------------
                                                                                         $16,657,378  $12,641,695  $  4,015,683
                                                                                         ===========  ===========  ============

3.    Non-income producing security.

4.    Issue is in default. See accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $63,520,683 or 0.77% of the Fund's net assets as of December 31, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $14,653,973 or 0.18% of the Fund's net assets as of December 31, 2008.

8.    Partial or fully-loaned security. See accompanying Notes.

9. A sufficient amount of liquid assets has been designated to cover outstanding written call options. See accompanying Notes.

10.   Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $104,272,273. See accompanying Notes.

12. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

13. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $646,093,576 or 7.79% of the Fund's net assets as of December 31, 2008.

14. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

15.   Interest or dividend is paid-in-kind, when applicable.

16. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES              GROSS           GROSS             SHARES
                                                       SEPTEMBER 30, 2008      ADDITIONS     REDUCTIONS     DECEMBER 31, 2008
                                                       ------------------   -------------   -------------   -----------------
ARCO Capital Corp. Ltd.                                         2,383,674               -               -           2,383,674
OFI Liquid Asset Fund                                         481,294,160     353,287,590     162,793,890         671,787,860
Oppenheimer Institutional Money Market Fund, Cl. E            715,917,178   1,646,929,114   2,050,175,570         312,670,722
Oppenheimer Master Event-Linked Bond Fund, LLC                  3,110,084         436,136          83,364           3,462,856
Oppenheimer Master Loan Fund, LLC                              34,077,174               -         918,834          33,158,340

                     36 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                                                REALIZED
                                                             VALUE              INCOME         GAIN (LOSS)
                                                       ---------------     ------------       ------------
ARCO Capital Corp. Ltd.                                $     2,383,674     $          -       $          -
OFI Liquid Asset Fund                                      671,787,860        2,655,680 (a)              -
Oppenheimer Institutional Money Market Fund, Cl. E         312,670,722        4,061,680                  -
Oppenheimer Master Event-Linked Bond Fund, LLC              33,924,569          840,932 (b)        438,952 (b)
Oppenheimer Master Loan Fund, LLC                          238,440,808        7,281,775 (c)     (3,994,498)(c)
                                                       ---------------     ------------       ------------
                                                       $ 1,259,207,633     $ 14,840,067       $ (3,555,546)
                                                       ===============     ============       ============

a. Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

b. Represents the amount allocated to the fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the fund from Oppenheimer Master Loan Fund, LLC.

18.   Swap contract terms if the option was exercised on exercise date.

19. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

20. A sufficient amount of liquid assets has been designated to cover outstanding written put options. See accompanying Notes.

21.   Rate shown is the 7-day yield as of December 31, 2008.

22. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                                                                           OTHER FINANCIAL
VALUATION DESCRIPTION                                         INVESTMENTS IN SECURITIES                        INSTRUMENTS*
-------------------------------------------------------      -------------------------        ----------------------------
Level 1--Quoted Prices                                        $           1,259,089,752        $                 (9,172,329)
Level 2--Other Significant Observable Inputs                              8,095,617,485                        (113,597,812)
Level 3--Significant Unobservable Inputs                                        986,872                                  --
                                                              -------------------------        ----------------------------
         Total                                                $           9,355,694,109        $               (122,770,141)
                                                              =========================        ============================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

Foreign Currency Exchange Contracts as of December 31, 2008 are as follows:

                                      CONTRACT
                               BUY/    AMOUNT              EXPIRATION                     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           SELL    (000S)                 DATES           VALUE      APPRECIATION   DEPRECIATION
-----------------------------  ----  -----------  ----  ----------------  ------------   ------------   ------------
Argentine Peso (ARP)            Buy       56,650   ARP            2/3/09  $ 15,572,299   $  1,687,495   $         -
Australian Dollar (AUD)        Sell       43,955   AUD    1/9/09-1/27/09    31,201,677              -     2,019,490
Australian Dollar (AUD)         Buy       67,125   AUD    1/16/09-2/3/09    47,539,885      2,712,836             -
Brazilian Real (BRR)           Sell       42,140   BRR            2/3/09    18,021,154              -       740,039

                     37 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Brazilian Real (BRR)            Buy      212,646   BRR     2/3/09-1/5/10    89,230,298     16,676,678         758,857
British Pound Sterling (GBP)   Sell       41,815   GBP     1/9/09-2/5/09    60,944,947     17,110,314               -
British Pound Sterling (GBP)    Buy       40,345   GBP    1/16/09-2/3/09    58,791,245         86,713       2,170,528
Canadian Dollar (CAD)          Sell      133,080   CAD     1/9/09-2/9/09   109,344,276      2,582,980       3,544,290
Canadian Dollar (CAD)           Buy       11,005   CAD           1/16/09     9,042,263        383,727               -
Chinese Renminbi (Yuan) (CNY)   Buy      421,710   CNY  5/13/09-12/17/09    60,473,572        161,393       2,197,671
Colombian Peso (COP)           Sell  104,653,000   COP    1/21/09-4/2/09    46,097,883         76,078       1,703,480
Czech Koruna (CZK)             Sell      667,043   CZK   2/9/09-12/31/09    34,638,966         66,626       1,537,160
Euro (EUR)                     Sell      244,315   EUR     1/9/09-3/3/09   340,753,535      7,321,539      18,650,247
Euro (EUR)                      Buy      100,055   EUR    1/9/09-1/16/09   139,651,892      5,125,387       6,493,803
Hong Kong Dollar (HKD)         Sell      124,600   HKD            2/4/09    16,081,123            369               -
Hungarian Forint (HUF)         Sell    3,425,267   HUF   2/2/09-12/31/09    18,029,067         16,450       1,248,967
Hungarian Forint (HUF)          Buy   10,789,000   HUF            2/2/09    56,800,039         46,141       1,119,327
Indian Rupee (INR)             Sell    2,022,800   INR     2/3/09-3/9/09    41,083,701              -       1,681,583
Indian Rupee (INR)              Buy      793,000   INR           1/30/09    16,183,673        722,570               -
Indonesia Rupiah (IDR)          Buy  114,130,000   IDR   2/17/09-2/19/09    10,050,031          5,755          73,680
Israeli Shekel (ILS)           Sell      134,310   ILS    1/30/09-2/9/09    35,468,545         36,003       1,027,005
Japanese Yen (JPY)             Sell   18,835,000   JPY    1/16/09-2/5/09   207,739,802        383,667       9,803,268
Japanese Yen (JPY)              Buy   30,675,000   JPY     1/9/09-3/3/09   338,281,736     10,730,581          66,717
Malaysian Ringgit (MYR)        Sell       93,510   MYR    1/9/09-2/18/09    26,915,566              -         293,021
Malaysian Ringgit (MYR)         Buy       22,270   MYR    1/9/09-2/17/09     6,408,174         21,131               -
Mexican Nuevo Peso (MXN)       Sell       92,380   MXN           2/18/09     6,626,963         43,073               -
Mexican Nuevo Peso (MXN)        Buy      532,930   MXN   1/21/09-2/18/09    38,407,251              -         616,918
New Taiwan Dollar (TWD)        Sell    1,065,000   TWD            3/2/09    32,520,244              -         507,499
New Turkish Lira (TRY)         Sell      143,135   TRY   1/20/09-2/13/09    91,776,494              -       3,469,503
New Turkish Lira (TRY)          Buy       26,350   TRY           1/26/09    16,924,321        511,580               -
New Zealand Dollar (NZD)       Sell       10,265   NZD           1/27/09     6,008,731              -          87,622
New Zealand Dollar (NZD)        Buy       63,570   NZD           1/16/09    37,274,566              -       9,241,173
Norwegian Krone (NOK)          Sell      511,100   NOK            1/9/09    73,520,609              -         469,797
Norwegian Krone (NOK)           Buy      255,435   NOK    1/9/09-1/16/09    36,729,455        109,288       8,512,186
Peruvian New Sol (PEN)         Sell      188,016   PEN    1/7/09-2/26/09    59,678,676      1,034,528               -
Philippines Peso (PHP)         Sell      357,000   PHP           2/17/09     7,425,194              -         480,885
Philippines Peso (PHP)          Buy      795,000   PHP           1/26/09    16,615,713      1,012,180               -
Polish Zloty (PLZ)             Sell      228,573   PLZ   1/9/09-12/31/09    76,730,858      6,554,684         351,705
Polish Zloty (PLZ)              Buy      120,780   PLZ     1/9/09-2/3/09    40,498,658         40,874         520,147
Russian Ruble (RUR)            Sell    2,795,730   RUR  9/18/09-11/18/09    80,251,169     14,091,061         249,657
Russian Ruble (RUR)             Buy      588,810   RUR           2/11/09    19,075,765              -         843,382
Singapore Dollar (SGD)         Sell       24,250   SGD           1/30/09    16,912,508              -         826,273
Singapore Dollar (SGD)          Buy        4,850   SGD            1/9/09     3,384,733         67,360               -
South African Rand (ZAR)       Sell      446,410   ZAR           1/20/09    47,195,128              -       5,609,555
South African Rand (ZAR)        Buy        9,932   ZAR          12/31/09       986,293              -         231,588
South Korean Won (KRW)         Sell   23,500,000   KRW           1/30/09    17,836,812              -       1,981,467
Swedish Krona (SEK)            Sell      210,910   SEK           1/16/09    26,934,907      5,330,834         279,438
Swiss Franc (CHF)              Sell      218,170   CHF     1/9/09-2/4/09   204,690,143              -      18,128,956
Swiss Franc (CHF)               Buy       82,435   CHF     1/9/09-2/3/09    77,324,884      7,003,776               -
Ukraine Hryvnia (UAH)          Sell       32,160   UAH           1/28/09     3,546,773        858,707               -
Ukraine Hryvnia (UAH)           Buy       32,160   UAH           1/28/09     3,546,773              -       2,624,788
                                                                                         ------------   -------------
Total unrealized appreciation
  and depreciation                                                                       $102,612,378   $ 110,161,672
                                                                                         ============   =============


FUTURES CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                             UNREALIZED
                                            BUY/   NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                        SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
----------------------------------------   -----   ---------   ----------   ------------   -------------
Amsterdam Exchange Index                     Buy         128      1/16/09   $  8,808,372   $    (125,097)
CAC 40 10 Euro Index                        Sell         357      1/16/09     16,060,611        (130,204)
Canadian Bond, 10 yr.                        Buy         621      3/20/09     64,697,921       3,883,649
DAX Index                                   Sell         246      3/20/09     41,526,929      (1,331,814)
DAX Index                                    Buy          86      3/20/09     14,517,544         465,517
Euro-Bundesobligation, 5 yr.                 Buy       5,064       3/6/09    821,940,403       7,697,305
Euro-Bundesobligation, 10 yr.                Buy       4,069       3/6/09    709,487,226       4,056,393
Euro-Bundesobligation, 10 yr.               Sell         133       3/6/09     23,190,416         (52,748)

                     38 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Euro-Schatz                                  Buy       2,315       3/6/09    347,489,251       1,457,412
FTSE 100 Index                              Sell         441      3/20/09     28,236,414        (947,098)
FTSE 100 Index                               Buy          41      3/20/09      2,625,154          88,017
H Shares Index                              Sell         171      1/29/09      8,711,949        (366,291)
Japan (Government of) Bonds, 10 yr.         Sell         123      3/11/09    189,977,513      (1,477,291)
Japan (Government of) Mini Bonds, 10 yr.     Buy          94      3/10/09     14,480,269          74,583
Mexican Bolsa Index                         Sell         537      3/20/09      8,944,522        (908,360)
MSCI Taiwan Stock Index                      Buy         456      1/20/09      7,952,640         537,323
NASDAQ 100 E-Mini Index                     Sell       1,119      3/20/09     27,135,750         235,385
Nikkei 225 Index                            Sell         242      3/12/09     23,554,453      (1,214,932)
Nikkei 225 Index                             Buy          93      3/12/09      9,051,918         466,745
OMXS30 Index                                Sell       1,834      1/23/09     15,439,919          97,407
SGX CNX Nifty Index                         Sell       1,420      1/29/09      8,420,600         392,173
Standard & Poor's 500 E-Mini                Sell       2,364      3/20/09    106,380,000      (1,746,002)
Standard & Poor's 500 E-Mini                 Buy         396      3/20/09     17,820,000         291,060
Standard & Poor's/MIB Index, 10 yr.          Buy          65      3/20/09      8,816,180          48,086
Standard & Poor's/Toronto Stock
  Exchange 60 Index                          Buy         172      3/19/09     15,264,700         724,381
U.S. Treasury Bonds, 10 yr.                 Sell       2,279      3/20/09    286,584,250     (12,877,931)
U.S. Treasury Bonds, 10 yr.                  Buy       2,635      3/20/09    331,351,250       1,685,575
U.S. Treasury Bonds, 20 yr.                  Buy       3,399      3/20/09    469,221,328      36,736,783
U.S. Treasury Bonds, 20 yr.                 Sell         371      3/20/09     51,215,391      (1,740,958)
U.S. Treasury Bonds, 20 yr.                 Sell       6,992      3/31/09    832,430,379     (19,341,174)
U.S. Treasury Bonds, 20 yr.                  Buy       1,781      3/31/09    212,036,399       4,508,575
U.S. Treasury Nts., 2 yr.                   Sell       3,468      3/31/09    756,240,750      (3,906,104)
United Kingdom Long Gilt                    Sell          19      3/27/09      3,421,539        (111,777)
                                                                                           -------------
                                                                                           $  17,168,588
                                                                                           =============

WRITTEN OPTIONS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                        NUMBER OF   EXERCISE   EXPIRATION   PREMIUMS
DESCRIPTION     TYPE    CONTRACTS    PRICE        DATE       RECEIVED     VALUE
-----------    ------  ----------   --------   ----------   ---------   ---------
Euro (EUR)      Call    5,925,000   $  1.411     1/6/09     $  96,978   $ (40,756)
Euro (EUR)      Call    5,860,000      1.392     1/7/09        90,156    (103,985)
Euro (EUR)       Put    5,925,000      1.411     1/6/09        96,978    (127,911)
Euro (EUR)       Put    5,860,000      1.392     1/7/09        90,156     (71,285)
                                                            ---------   ---------
                                                            $ 374,268   $(343,937)
                                                            =========   =========


CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                                                                     PAY/                   UPFRONT
                                                              BUY/SELL   NOTIONAL  RECEIVE                  PAYMENT
      SWAP                                                     CREDIT     AMOUNT    FIXED    TERMINATION   RECEIVED/
  REFERENCE ENTITY                COUNTERPARTY               PROTECTION   (000'S)   RATE        DATE         (PAID)     VALUE
--------------------  ------------------------------------   ----------  -------- --------  ------------  ---------- -------------
ABX.HE.AA.
  06-2 Index:
                      Barclays Bank plc                            Sell   $ 4,120   0.170 %      5/25/46  $3,187,305 $ (3,618,387)
                      Deutsche Bank AG                             Sell     1,980   0.170        5/25/46     237,581   (1,738,934)
                      Goldman Sachs Bank USA                       Sell       725   0.170        5/25/46      59,734     (636,731)
                      Goldman Sachs International                  Sell     2,050   0.170        5/25/46     809,702   (1,800,411)
                      Morgan Stanley Capital Services, Inc.        Sell       625   0.170        5/25/46      49,932     (548,906)
                      Morgan Stanley Capital Services, Inc.        Sell     1,320   0.170        5/25/46     131,994   (1,159,289)
                                                                        ---------                         ---------- ------------
                                                                  Total    10,820                          4,476,248   (9,502,658)

ABX-HE-AAA
 06-2 Index:
                      Deutsche Bank AG                             Sell     4,760   0.110        5/25/46     237,971   (2,424,155)
                      Deutsche Bank AG                             Sell     4,760   0.110        5/25/46     237,927   (2,424,155)
                      Goldman Sachs International                  Sell     1,700   0.110        5/25/46     188,031     (865,770)
                      Morgan Stanley Capital Services, Inc.        Sell     3,130   0.110        5/25/46     970,137   (1,594,035)
                      UBS AG                                       Sell     2,770   0.110        5/25/46     865,481   (1,410,695)
                                                                        ---------                         ---------- ------------
                                                                  Total    17,120                          2,499,547   (8,718,810)


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

ARAMARK Corp.:
                      Credit Suisse International                  Sell     1,745   6.000    3/20/13           -       (31,257)
                      Credit Suisse International                  Sell     1,395   4.750   12/20/13           -       (94,118)
                      Morgan Stanley Capital Services, Inc.        Sell     1,895   5.920    3/20/13           -       (38,988)
                                                                        ---------                     ----------  ------------
                                                                  Total     5,035                              -      (164,363)

Bolivarian
  Republic of
  Venezuela           Goldman Sachs International                  Sell     1,445   6.350    5/20/13           -      (712,526)
                                                                        ---------                     ----------  ------------
                                                                  Total     1,445                              -      (712,526)
Cablevision
  Systems Corp.       Citibank NA, New York                        Sell       265   3.100   12/20/10           -       (25,221)
                                                                        ---------                     ----------  ------------
                                                                  Total       265                              -       (25,221)

Capmark Financial
  Group, Inc.:
                      Citibank NA, New York                        Sell     6,155   7.125   12/20/12           -    (2,809,732)
                      Citibank NA, New York                        Sell     4,180   9.700   12/20/12           -    (1,759,973)
                      Citibank NA, New York                        Sell     3,500   9.750   12/20/12           -    (1,471,253)
                      Credit Suisse International                  Sell     2,010   5.200   12/20/12           -      (970,824)
                      Credit Suisse International                  Sell     1,040   6.250   12/20/12           -      (487,284)
                      Morgan Stanley Capital Services, Inc.        Sell     1,135   7.400   12/20/12           -      (513,826)
                      Morgan Stanley Capital Services, Inc.        Sell     1,045   7.150   12/20/12           -      (476,679)
                                                                        ---------                     ----------  ------------
                                                                  Total    19,065                              -    (8,489,571)

CDX North
  America High Yield
  Index, Series 7:
                      Credit Suisse International                  Sell     4,684   3.250   12/20/11    (169,471)     (470,287)

                      Deutsche Bank AG                             Sell    13,147   3.250   12/20/11    (475,222)   (1,319,853)
                                                                        ---------                     ----------  ------------

                                                                  Total    17,831                       (644,693)   (1,790,140)

CDX North
  America High Yield
  Index, Series 8:
                      Credit Suisse International                  Sell     7,820   2.750    6/20/12     397,836    (1,148,532)
                      JPMorgan Chase Bank NA, NY Branch            Sell     9,384   2.750    6/20/12     477,354    (1,378,095)
                                                                        ---------                     ----------  ------------
                                                                  Total    17,204                        875,190    (2,526,627)

CDX North America
  High Yield
  Index, Series 9:
                      Deutsche Bank AG                             Sell    19,874   3.750   12/20/12     (40,138)   (3,703,331)
                      JPMorgan Chase Bank NA, NY Branch            Sell    16,513   3.750   12/20/12      17,552    (3,076,979)
                      Morgan Stanley Capital Services, Inc.        Sell    15,190   3.750   12/20/12      82,344    (2,830,455)
                                                                        ---------                     ----------  ------------
                                                                  Total    51,577                         59,758    (9,610,765)

CDX North
  America High Yield
  Index, Series 10:
                      Credit Suisse International                  Sell    21,010   5.000    6/20/13   1,127,828    (3,293,375)
                      Deutsche Bank AG                             Sell    30,380   5.000    6/20/13     974,692    (4,762,148)
                      Deutsche Bank AG                             Sell    24,300   5.000    6/20/13   1,419,187    (3,809,092)
                      Deutsche Bank AG                             Sell    21,570   5.000    6/20/13   1,433,506    (3,381,157)
                      Deutsche Bank AG                             Sell    13,870   5.000    6/20/13   1,240,594    (2,160,625)
                      Deutsche Bank AG                             Sell    20,840   5.000    6/20/13   1,939,278    (3,246,390)
                      Goldman Sachs International                  Sell    30,200   5.000    6/20/13     878,736    (4,733,933)
                      JPMorgan Chase Bank NA, NY Branch            Sell    30,380   5.000    6/20/13   1,012,667    (4,762,148)
                      JPMorgan Chase Bank NA, NY Branch            Sell     8,545   5.000    6/20/13     764,303    (1,331,113)


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED


                      JPMorgan Chase Bank NA, NY Branch            Sell    10,405    5.000    6/20/13     968,243    (1,620,858)
                      Morgan Stanley Capital Services, Inc.        Sell    30,260    5.000    6/20/13   1,042,289    (4,743,338)
                      UBS AG                                       Sell    30,370    5.000    6/20/13     989,134    (4,760,581)
                      UBS AG                                       Sell     8,545    5.000    6/20/13     764,303    (1,331,113)
                      UBS AG                                       Sell     6,935    5.000    6/20/13     645,340    (1,080,313)
                                                                        ---------                      ----------  ------------
                                                                  Total   287,610                      15,200,100   (45,016,184)

CDX North America
  High Yield
  Index, Series 11:
                      Barclays Bank plc                            Sell    20,325    5.000   12/20/13   3,816,583    (4,029,582)
                      Barclays Bank plc                            Sell    20,540    5.000   12/20/13   3,856,955    (4,072,208)
                      Barclays Bank plc                            Sell     1,415    5.000   12/20/13     254,503      (280,534)
                      Barclays Bank plc                            Sell     6,925    5.000   12/20/13   1,245,538    (1,372,933)
                      Barclays Bank plc                            Sell     6,045    5.000   12/20/13   1,041,083    (1,198,466)
                      Barclays Bank plc                            Sell     2,445    5.000   12/20/13     429,912      (484,739)
                      Barclays Bank plc                            Sell    11,840    5.000   12/20/13   2,307,156    (2,347,368)
                      Barclays Bank plc                            Sell    10,130    5.000   12/20/13   2,061,174    (2,008,348)
                      Barclays Bank plc                            Sell    17,370    5.000   12/20/13   3,445,050    (3,443,732)
                      Barclays Bank plc                            Sell    17,370    5.000   12/20/13   3,531,900    (3,443,732)
                      Credit Suisse International                  Sell    20,325    5.000   12/20/13   3,740,364    (4,029,582)
                      Credit Suisse International                  Sell    21,925    5.000   12/20/13   4,153,569    (4,346,794)
                      Credit Suisse International                  Sell     7,990    5.000   12/20/13   1,614,646    (1,584,077)
                      Deutsche Bank AG                             Sell    34,050    5.000   12/20/13   6,512,063    (6,750,666)
                      Merrill Lynch International                  Sell     4,085    5.000   12/20/13     702,960      (809,882)
                      Morgan Stanley Capital Services, Inc.        Sell    20,430    5.000   12/20/13   3,932,775    (4,050,400)
                      Morgan Stanley Capital Services, Inc.        Sell    20,420    5.000   12/20/13   4,285,364    (4,048,417)
                      Morgan Stanley Capital Services, Inc.        Sell    20,325    5.000   12/20/13   3,918,208    (4,029,582)
                      UBS AG                                       Sell    20,455    5.000   12/20/13   3,963,156    (4,055,356)
                                                                        ---------                      ----------  ------------
                                                                  Total   284,410                      54,812,959   (56,386,398)

CDX North America
  Investment
  Grade Index,
  Series 10:
                      Barclays Bank plc                            Sell    32,154    1.550    6/20/13    (665,084)     (532,973)

                      Barclays Bank plc                            Sell    12,864    1.550    6/20/13    (293,416)     (213,222)

                      Barclays Bank plc                            Sell     9,648    1.550    6/20/13     (56,605)     (159,916)

                      Morgan Stanley Capital Services, Inc.        Sell    32,159    1.550    6/20/13    (689,567)     (533,054)

                      Morgan Stanley Capital Services, Inc.        Sell    19,290    1.550    6/20/13    (363,028)     (319,752)

                      Morgan Stanley Capital Services, Inc.        Sell     9,648    1.550    6/20/13    (142,163)     (159,916)
                                                                        ---------                      ----------  ------------

                                                                  Total   115,763                      (2,209,863)   (1,918,833)
Cemex SAB de CV:
                      Credit Suisse International                   Buy     5,705    5.300   10/20/13           -       377,911
                      UBS AG                                        Buy     5,705    5.300   10/20/13           -       377,911
                                                                        ---------                      ----------  ------------
                                                                  Total    11,410                               -       755,822
Charter
  Communications
  Holdings
  LLC/Charter
  Communications
  Holdings Capital:
                      Credit Suisse International                  Sell       635    5.000    9/20/17     127,000      (347,363)
                      Credit Suisse International                  Sell       755    5.000    9/20/17     151,000      (413,006)
                                                                        ---------                      ----------  ------------
                                                                  Total     1,390                         278,000      (760,369)

                     41 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CMBX.3.AJ Index:
                                 Goldman Sachs International             Sell    4,100   1.470  12/13/49       504,074   (2,361,010)
                                 JPMorgan Chase Bank NA, NY Branch       Sell    2,100   1.470  12/13/49       251,761   (1,209,298)
                                 JPMorgan Chase Bank NA, NY Branch       Sell   12,600   1.470  12/13/49     2,786,785   (7,255,788)
                                 Morgan Stanley Capital Services, Inc.   Sell    5,300   1.470  12/13/49       696,234   (3,052,038)
                                                                               -------                    ------------  -----------
                                                                        Total   24,100                       4,238,854  (13,878,134)

CMBX.4.AJ Index:
                                 JPMorgan Chase Bank NA, NY Branch       Sell    2,100   0.960   2/17/51       355,655   (1,306,243)
                                 Morgan Stanley Capital Services, Inc.   Sell    8,390   0.960   2/17/51     1,725,673   (5,218,751)
                                 Morgan Stanley Capital Services, Inc.   Sell    5,300   0.960   2/17/51       900,531   (3,311,486)
                                                                               -------                    ------------  -----------
                                                                        Total   15,790                       2,981,859   (9,836,480)

CMBX.AAA.4 Index:
                                 Credit Suisse International              Buy   17,300   0.350   2/17/51    (5,641,050)   5,270,823
                                 JPMorgan Chase Bank NA, NY Branch        Buy   34,600   0.350   2/17/51   (11,282,101)  10,541,647
                                 Morgan Stanley Capital Services, Inc.    Buy   29,950   0.350   2/17/51    (9,551,744)   9,124,923
                                 Morgan Stanley Capital Services, Inc.    Buy   34,600   0.350   2/17/51   (10,702,775)  10,541,647
                                                                               -------                    ------------  -----------
                                                                        Total  116,450                     (37,177,670)  35,479,040

Constellation Brands, Inc.       JPMorgan Chase Bank NA, NY Branch       Sell    1,340   3.970   9/20/13             -      (54,223)
                                                                               -------                    ------------  -----------
                                                                        Total    1,340                               -      (54,223)

Dean Foods Co.:
                                 JPMorgan Chase Bank NA, NY Branch       Sell    3,035   1.060   6/20/11             -     (237,839)
                                 JPMorgan Chase Bank NA, NY Branch       Sell    3,040   1.030   6/20/11             -     (240,294)
                                 JPMorgan Chase Bank NA, NY Branch       Sell    1,560   1.050   6/20/11             -     (122,603)
                                 JPMorgan Chase Bank NA, NY Branch       Sell      715   1.080   6/20/11             -      (55,708)
                                                                               -------                    ------------  -----------

                                                                        Total    8,350                               -     (656,444)
Development Bank of Kazakhstan
JSC                              Credit Suisse International             Sell   20,660   3.750   2/20/13             -   (4,066,541)
                                                                               -------                    ------------  -----------
                                                                        Total   20,660                               -   (4,066,541)

Eastman Kodak Co.:
                                 Credit Suisse International              Buy    1,575   4.050  12/20/18             -      266,161
                                 Credit Suisse International              Buy    1,660   4.010  12/20/18             -      284,124
                                 Credit Suisse International              Buy    2,810   3.700  12/20/18             -      528,179
                                                                               -------                    ------------  -----------
                                                                        Total    6,045                               -    1,078,464

                                 Barclays Bank plc                       Sell    1,575   4.000  12/20/13             -     (206,220)
                                 Barclays Bank plc                       Sell    1,660   3.960  12/20/13             -     (219,736)
                                 Credit Suisse International             Sell    2,810   3.650  12/20/13             -     (403,279)
                                                                               -------                    ------------  -----------
                                                                        Total    6,045                               -     (829,235)

El Paso Corp.:
                                 Credit Suisse International             Sell    1,100   2.800   3/20/18             -     (289,849)
                                 Merrill Lynch International             Sell    1,165   2.900   3/20/18             -     (301,243)
                                 Merrill Lynch International             Sell    2,975   2.890   3/20/18             -     (770,733)
                                                                               -------                    ------------  -----------
                                                                        Total    5,240                               -   (1,361,825)

Energy Future Holdings Corp.:
                                 Credit Suisse International             Sell    3,050   1.530   6/20/11             -     (912,262)
                                 Credit Suisse International             Sell    1,560   1.610   6/20/11             -     (464,454)
                                 Merrill Lynch International             Sell    3,050   1.530   6/20/11             -     (912,262)
                                 Merrill Lynch International             Sell    3,060   1.580   6/20/11             -     (912,622)
                                 Merrill Lynch International             Sell    3,060   1.590   6/20/11             -     (912,096)
                                 Merrill Lynch International             Sell    3,850   1.620   6/20/11             -   (1,145,586)
                                 Merrill Lynch International             Sell    4,450   2.060   6/20/11             -   (1,290,448)
                                                                               -------                    ------------  -----------
                                                                        Total   22,080                               -   (6,549,730)

                     42 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Federative Republic
of Brazil                   Citibank NA, New York                   Sell    7,970       4.250  12/20/13             -      450,727
                                                                          -------                        ------------  -----------
                                                                   Total    7,970                                   -      450,727

Ford Motor Co.:
                            Deutsche Bank AG                        Sell    7,775       6.000  12/20/16             -   (5,183,896)
                            Deutsche Bank AG                        Sell   11,810       5.850  12/20/16             -   (7,888,395)
                            Deutsche Bank AG                        Sell    9,450       5.800  12/20/16             -   (6,315,842)
                            JPMorgan Chase Bank NA, NY Branch       Sell    7,775       6.000  12/20/16             -   (5,183,896)
                            Merrill Lynch International             Sell    6,480       5.300  12/20/12             -   (4,105,596)
                            Morgan Stanley Capital Services, Inc.   Sell    7,775       6.150  12/20/16             -   (5,174,542)
                            Morgan Stanley Capital Services, Inc.   Sell    3,905       5.000  12/20/13     2,147,750   (2,645,708)
                            Morgan Stanley Capital Services, Inc.   Sell    2,705       5.900  12/20/16             -   (1,805,698)
                                                                          -------                        ------------  -----------
                                                                   Total   57,675                           2,147,750  (38,303,573)

Ford Motor Credit
Co. LLC:
                            Citibank NA, New York                   Sell    7,670       2.320   3/20/12             -   (1,225,274)
                            Credit Suisse International             Sell    7,235       2.385   3/20/12             -   (1,154,758)
                            Credit Suisse International             Sell    3,390       2.550   3/20/12             -     (539,849)
                            Deutsche Bank AG                        Sell   12,095       2.390   3/20/12             -   (1,930,317)
                                                                          -------                        ------------  -----------
                                                                   Total   30,390                                   -   (4,850,198)

General Electric
Capital Corp.:
                            Barclays Bank plc                       Sell    4,245       5.750  12/20/09             -       33,226
                            Credit Suisse International             Sell    2,360       8.000  12/20/09             -       69,533
                            Credit Suisse International             Sell    2,670       8.000  12/20/09             -       78,666
                                                                          -------                        ------------  -----------
                                                                   Total    9,275                                   -      181,425
General Motors Corp.:
                            Deutsche Bank AG                        Sell    6,220       4.750  12/20/16             -   (4,976,710)
                            Deutsche Bank AG                        Sell    7,555       4.680  12/20/16             -   (6,049,450)
                            Deutsche Bank AG                        Sell    8,540       5.000  12/20/13     5,465,600   (6,759,293)
                            Deutsche Bank AG                        Sell      935       5.000  12/20/18       626,450     (740,249)
                            Goldman Sachs Bank USA                  Sell    6,220       4.950  12/20/16             -   (4,965,919)
                            JPMorgan Chase Bank NA, NY Branch       Sell    9,450       4.750  12/20/16             -   (7,561,079)
                            Merrill Lynch International             Sell    4,315       4.050  12/20/12             -   (3,450,325)
                            Morgan Stanley Capital Services, Inc.   Sell    6,220       4.900  12/20/16             -   (4,968,617)
                            Morgan Stanley Capital Services, Inc.   Sell    2,175       4.620  12/20/16             -   (1,742,701)
                                                                          -------                        ------------  -----------
                                                                   Total   51,630                           6,092,050  (41,214,343)

Gisad Dis Ticaret AS        Morgan Stanley Capital Services, Inc.   Sell   22,249 EUR   3.000   3/23/13             -   (2,953,270)
                                                                          -------                        ------------  -----------

                                                                   Total   22,249 EUR                               -   (2,953,270)

GMAC LLC:
                            Credit Suisse International             Sell    6,195       1.390   3/20/17             -   (1,818,864)
                            Goldman Sachs Bank USA                  Sell    3,825       1.390   3/20/17             -   (1,123,027)
                            Goldman Sachs Bank USA                  Sell    5,330       1.370   3/20/17             -   (1,566,281)
                                                                          -------                        ------------  -----------
                                                                   Total   15,350                                   -   (4,508,172)

Harrah's Operating
Co., Inc.                   Credit Suisse International             Sell    3,285       5.000   3/20/10       209,419     (750,993)
                                                                          -------                        ------------  -----------
                                                                   Total    3,285                             209,419     (750,993)
HSBK Europe BV:
                            Credit Suisse International             Sell    4,040       4.950   3/20/13             -     (651,896)
                            Morgan Stanley Capital Services, Inc.   Sell    8,090       4.780   3/20/13             -   (1,345,866)
                            Morgan Stanley Capital Services, Inc.   Sell    8,080       4.880   3/20/13             -   (1,320,432)
                                                                          -------                        ------------  -----------
                                                                   Total   20,210                                   -   (3,318,194)

Idearc, Inc.:
                            Credit Suisse International             Sell       70       5.000  12/20/09        14,350      (50,638)
                            Goldman Sachs International             Sell    4,030       5.000   9/20/09       550,200   (2,941,121)

                     43 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                 JPMorgan Chase Bank NA, NY Branch       Sell      820   5.000   9/20/09       106,600     (598,441)
                                                                               -------                    ------------  -----------
                                                                        Total    4,920                         671,150   (3,590,200)

Intelsat Ltd.:
                                 Citibank NA, New York                   Sell    1,085   5.000   3/20/09             -        1,952
                                 Credit Suisse International             Sell    1,050   4.400   3/20/09             -        1,641
                                 Credit Suisse International             Sell      110   5.750   3/20/09             -          230
                                 Deutsche Bank AG                        Sell      425   4.400   3/20/09             -          664
                                 Deutsche Bank AG                        Sell    1,070   4.750   3/20/09             -        1,820
                                 Deutsche Bank AG                        Sell      650   5.000   3/20/09             -        1,169
                                                                               -------                    ------------  -----------
                                                                        Total    4,390                               -        7,476

Islamic Republic of Pakistan     Citibank NA, New York                   Sell    4,860   5.100   3/20/13             -   (2,105,027)
                                                                               -------                    ------------  -----------
                                                                        Total    4,860                               -   (2,105,027)

Istanbul Bond Company SA         Morgan Stanley Capital Services, Inc.   Sell   25,090   1.300   3/24/13             -   (4,603,064)
                                                                               -------                    ------------  -----------
                                                                        Total   25,090                               -   (4,603,064)

iStar Financial, Inc.:
                                 Credit Suisse International             Sell      225   4.000  12/20/12             -     (122,556)
                                 Credit Suisse International             Sell    1,800   4.150  12/20/12             -     (978,751)
                                 Credit Suisse International             Sell      870  12.000   3/20/09             -      (95,138)
                                 Deutsche Bank AG                        Sell    1,410   4.320  12/20/12             -     (765,180)
                                 Deutsche Bank AG                        Sell    1,930   4.500  12/20/12             -   (1,045,187)
                                 Deutsche Bank AG                        Sell    2,220   4.000  12/20/12             -   (1,209,222)
                                 Deutsche Bank AG                        Sell    2,100  12.000   3/20/09             -     (229,642)
                                 Goldman Sachs International             Sell    4,855   3.950  12/20/12             -   (2,646,020)
                                 Morgan Stanley Capital Services, Inc.   Sell    2,870   4.860  12/20/12             -   (1,547,740)
                                 UBS AG                                  Sell    1,035   4.560  12/20/12             -     (560,111)
                                                                               -------                    ------------  -----------
                                                                        Total   19,315                               -   (9,199,547)

Jefferson Smurfit Corp. US:
                                 Citibank NA, New York                   Sell      680   8.000  12/20/13             -     (490,380)
                                 Merrill Lynch International             Sell    1,305   6.700   6/20/13             -     (955,370)
                                 Merrill Lynch International             Sell    1,645   6.800   6/20/13             -   (1,202,871)
                                 Merrill Lynch International             Sell    1,705   7.950  12/20/13             -   (1,230,290)
                                                                               -------                    ------------  -----------
                                                                        Total    5,335                               -   (3,878,911)

Massey Energy Co.:
                                 Credit Suisse International             Sell    1,295   5.000   3/20/13             -      (90,070)
                                 Credit Suisse International             Sell      615   5.000   3/20/13             -      (42,775)
                                 UBS AG                                  Sell      960   5.050   9/20/12             -      (67,166)
                                 UBS AG                                  Sell    1,610   5.100   9/20/12             -     (110,266)
                                                                               -------                    ------------  -----------
                                                                        Total    4,480                               -     (310,277)

MGM Mirage:
                                 Citibank NA, New York                   Sell    3,455   5.000  12/20/13     1,140,150   (1,267,628)
                                 Credit Suisse International             Sell    3,785   5.000  12/20/13       946,250   (1,388,704)
                                 Credit Suisse International             Sell    1,380   8.400  12/20/13             -     (397,128)
                                 Goldman Sachs Bank USA                  Sell    2,280   8.400  12/20/13             -     (656,124)
                                                                               -------                    ------------  -----------
                                                                        Total   10,900                       2,086,400   (3,709,584)

Morgan Stanley:
                                 Citibank NA, New York                   Sell    4,835   7.800  12/20/13             -      723,181
                                 JPMorgan Chase Bank NA, NY Branch       Sell    5,690   7.800  12/20/13             -      851,065
                                                                               -------                    ------------  -----------
                                                                        Total   10,525                               -    1,574,246

Nalco Co.:
                                 Barclays Bank plc                       Sell    1,440   4.500   9/20/13             -     (143,366)
                                 Citibank NA, New York                   Sell    1,610   3.600   9/20/12             -     (160,374)
                                 Citibank NA, New York                   Sell    1,385   4.170   9/20/13             -     (153,933)
                                 Goldman Sachs Bank USA                  Sell    1,735   3.700   9/20/12             -     (167,631)
                                 Goldman Sachs Bank USA                  Sell    1,380   4.250   9/20/13             -     (149,502)
                                 Goldman Sachs International             Sell    1,515   4.700   9/20/13             -     (140,197)

                     44 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                 Goldman Sachs International             Sell    2,735   4.700   9/20/13             -     (253,095)
                                 JPMorgan Chase Bank NA, NY Branch       Sell    1,520   4.650   9/20/13             -     (143,327)
                                                                               -------                    ------------  -----------
                                                                        Total   13,320                               -   (1,311,425)

Owens-Illinois, Inc.:
                                 Citibank NA, New York                   Sell    1,320   2.500   6/20/13             -      (64,060)
                                 Credit Suisse International             Sell      775   2.500   6/20/13             -      (37,611)
                                 Deutsche Bank AG                        Sell      375   2.500   6/20/13             -      (18,199)
                                                                               -------                    ------------  -----------
                                                                        Total    2,470                               -     (119,870)

PEMEX Project Funding Master     Goldman Sachs International              Buy   10,045   3.450  11/20/13             -     (161,132)
                                                                               -------                    ------------  -----------
                                                                        Total   10,045                               -     (161,132)

Reliant Energy, Inc.:
                                 Citibank NA, New York                   Sell    1,580   2.450   9/20/11             -     (230,231)
                                 Citibank NA, New York                   Sell    3,800   2.600   9/20/11             -     (540,964)
                                 Credit Suisse International             Sell    1,175   5.750  12/20/13             -     (178,288)
                                 Merrill Lynch International             Sell    1,805   2.050   9/20/11             -     (279,173)
                                                                               -------                    ------------  -----------
                                                                        Total    8,360                               -   (1,228,656)

Republic of Peru                 Deutsche Bank AG                         Buy    7,440   1.710  12/20/16             -      880,092
                                                                               -------                    ------------  -----------
                                                                        Total    7,440                               -      880,092

Republic of the Philippines      UBS AG                                  Sell    9,895   1.450   6/20/17             -   (1,533,056)
                                                                               -------                    ------------  -----------
                                                                        Total    9,895                               -   (1,533,056)

Republic of Turkey:
                                 Citibank NA, New York                    Buy    7,970   5.250  12/20/13             -     (300,705)
                                 Goldman Sachs International              Buy   15,935   5.290  12/20/13             -     (627,126)
                                 Morgan Stanley Capital Services, Inc.    Buy    8,330   2.670   9/20/13             -      479,858
                                                                               -------                    ------------  -----------

                                                                        Total   32,235                               -     (447,973)

                                 JPMorgan Chase Bank NA, NY Branch       Sell    3,710   2.640   8/20/13             -     (205,699)
                                 JPMorgan Chase Bank NA, NY Branch       Sell    3,315   2.680   9/20/13             -     (189,584)
                                                                               -------                    ------------  -----------
                                                                        Total    7,025                               -     (395,283)

RH Donnelley Corp.:
                                 Barclays Bank plc                       Sell    1,375   5.000   9/20/10       247,500     (620,114)
                                 Goldman Sachs International             Sell    1,930   5.000   9/20/10       424,600     (870,414)
                                 Morgan Stanley Capital Services, Inc.   Sell      835   5.000   9/20/10       150,300     (376,578)
                                                                               -------                    ------------  -----------
                                                                        Total    4,140                         822,400   (1,867,106)

Rite Aid Corp.:
                                 Credit Suisse International             Sell      285   7.500   3/20/09             -      (14,584)
                                 Goldman Sachs Bank USA                  Sell      585   8.060   3/20/09             -      (29,178)
                                 Goldman Sachs International             Sell    5,805   5.000  12/20/09       413,606   (1,322,768)
                                                                               -------                    ------------  -----------
                                                                        Total    6,675                         413,606   (1,366,530)

Standard Bank London Holdings
plc for NAK Naftogaz Ukrainy     Credit Suisse International             Sell    8,905   3.250   4/20/11             -   (3,617,325)
                                                                               -------                    ------------  -----------
                                                                        Total    8,905                               -   (3,617,325)

Station Casinos, Inc.:
                                 Barclays Bank plc                       Sell    1,265   5.000   6/20/13       227,700   (1,001,837)
                                 Goldman Sachs International             Sell      750   5.000   6/20/13       132,188     (589,830)
                                                                               -------                    ------------  -----------
                                                                        Total    2,015                         359,888   (1,591,667)

Tribune Co.:
                                 Citibank NA, New York                   Sell    1,085   5.000   1/16/09       347,200   (1,017,320)
                                 Citibank NA, New York                   Sell    1,145   5.000   1/16/09       374,988   (1,073,577)
                                 Citibank NA, New York                   Sell    1,300   5.000   1/16/09       429,000   (1,218,908)
                                 Citibank NA, New York                   Sell    1,185   5.000   1/16/09       414,750   (1,111,082)

                     45 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                 Credit Suisse International             Sell      850    6.350       1/16/09              -            (796,979)
                 Credit Suisse International             Sell      190    5.000       1/16/09         41,800            (178,148)
                 Credit Suisse International             Sell      840    5.000       1/16/09        193,200            (787,602)
                 JP Morgan Chase Bank NA, NY Branch      Sell    1,405    5.000       1/16/09        337,200          (1,317,359)
                                                                ------                         ---------------------------------
                                                        Total    8,000                             2,138,138          (7,500,975)

Troy Capital SA
for Yasar
Holdings SA:

                 Morgan Stanley Capital Services, Inc.   Sell    3,390    8.750       6/20/10              -            (576,576)
                 Morgan Stanley Capital Services, Inc.   Sell    3,390    8.500      10/20/09              -            (378,340)
                                                                ------                         ---------------------------------
                                                        Total    6,780                                     -            (954,916)

Ukraine:

                 Citibank NA, New York                    Buy   12,740    4.180       8/20/13              -           6,970,971
                 Citibank NA, New York                    Buy   11,000    6.650      10/20/13              -           5,867,455
                 Goldman Sachs International              Buy   27,320    4.220       8/20/13              -          14,937,729
                 Merrill Lynch International              Buy   27,320    4.300       8/20/13              -          14,915,764
                 UBS AG                                   Buy    3,670    4.180       8/20/13              -           2,008,121
                                                                ------                         ---------------------------------
                                                        Total   82,050                                     -          44,700,040

Univision
Communications,
Inc.:

                 Citibank NA, New York                   Sell    4,940    5.000      12/20/09        345,800          (1,696,454)
                 Credit Suisse International             Sell      355   14.600       3/20/09              -             (25,658)
                 Goldman Sachs Bank USA                  Sell      520    5.000       6/20/09         52,000            (171,909)
                 Goldman Sachs Bank USA                  Sell      145    5.000       6/20/09         15,950             (47,936)
                 Goldman Sachs International             Sell       30    5.000       6/20/09          1,800              (9,918)
                 JPMorgan Chase Bank NA, NY Branch       Sell      355    5.000       6/20/09         46,150            (117,361)
                 UBS AG                                  Sell      280    5.000       6/20/09         25,200             (92,566)
                                                                ------                         ---------------------------------
                                                        Total    6,625                               486,900          (2,161,802)

Vale Overseas:

                 Deutsche Bank AG                         Buy    3,245    0.630       3/20/17              -             532,034
                                                                ------                         ---------------------------------
                                                        Total    3,245                                     -             532,034
                                                                ------                         ---------------------------------
                 Deutsche Bank AG                        Sell    3,245    1.050       3/20/17              -            (437,512)
                                                                ------                         ---------------------------------
                                                        Total    3,245                                     -            (437,512)

VTB Capital SA   Goldman Sachs International              Buy    8,340    7.400       5/28/13              -           1,030,932
                                                                ------                         ---------------------------------
                                                        Total    8,340                                     -           1,030,932
                                                                                  Grand Total
                                                                                         Buys    (37,177,670)         83,847,319
                                                                                  Grand Total
                                                                                        Sells     97,995,660        (328,022,679)
                                                                                               ---------------------------------
                                                                                 Total Credit
                                                                                      Default
                                                                                        Swaps  $  60,817,990   $    (244,175,360)
                                                                                               =================================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                 TOTAL MAXIMUM POTENTIAL PAYMENTS
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD     FOR SELLING CREDIT PROTECTION                             REFERENCE ASSET
                  PROTECTION                              (UNDISCOUNTED)             AMOUNT RECOVERABLE*      RATING RANGE**
----------------------------------------------------------------------------------------------------------------------------
Asset-Backed Indexes                             $                     27,940,000    $                 -           AAA to AA
CMBS Indexes                                                           39,890,000                      -                 AAA
Investment Grade Corporate Debt Indexes                               138,012,060                      -             A to A-
Non-Investment Grade Corporate Debt Indexes                           658,632,400                      -                   B
Single Name Corporate Debt                                             61,425,000                      -         AAA to BBB-
Single Name Corporate Debt                                            289,705,000              6,045,000            BB+ to D
Sovereign Debt                                                         20,660,000                      -                BBB-
Sovereign Debt                                                         92,180,000                      -         BB+ to CCC+
                                                 -------------------------------------------------------
Total                                            $                  1,328,444,460    $         6,045,000
                                                 =======================================================

* Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

                    46 |  OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

** The reference asset security rating, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential payment by the Fund if the reference asset experiences a credit event as of period end.

INTEREST RATE SWAPS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                       NOTIONAL
  REFERENCE ENTITY/                     AMOUNT                  PAID BY         RECEIVED BY        TERMINATION
                   SWAP COUNTERPARTY    (000'S)                THE FUND          THE FUND              DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
   AUD BBR BBSW:
                                                          Six-Month AUD
                Westpac Banking Corp.    62,135     AUD        BBR BBSW               4.880   %        12/3/18   $     1,697,963
--------------------------------------------------------------------------------------------------------------------------------
BZDI:
   Banco Santander Central Hispano SA    18,790     BRR            BZDI              14.000             1/3/12           432,036
             Banco Santander SA, Inc.    81,640     BRR            BZDI              14.900             1/2/12         1,427,263
             Banco Santander SA, Inc.    19,010     BRR            BZDI              13.550             1/2/17           356,898
          Goldman Sachs International     6,810     BRR            BZDI              14.100             1/2/17           116,466
          Goldman Sachs International    43,920     BRR            BZDI              13.900             1/2/17           581,027
                         J Aron & Co.    34,060     BRR            BZDI              12.920             1/2/14            46,605
                         J Aron & Co.    16,960     BRR            BZDI              12.870             1/2/14            11,600
                         J Aron & Co.    33,770     BRR            BZDI              12.710             1/4/10           244,874
                         J Aron & Co.    66,840     BRR            BZDI              12.610             1/4/10           457,238
                         J Aron & Co.    73,600     BRR            BZDI              12.390             1/2/12         (149,537)
                         J Aron & Co.    19,925     BRR            BZDI              14.160             1/2/17           517,051
                         J Aron & Co.    92,950     BRR            BZDI              14.890             1/4/10         2,810,789
                         J Aron & Co.       130     BRR            BZDI              12.260             1/2/15           (1,698)
                         J Aron & Co.        60     BRR            BZDI              12.290             1/2/15             (766)
                         J Aron & Co.    18,790     BRR            BZDI              14.050             1/2/12           436,404
                         J Aron & Co.    19,160     BRR            BZDI              13.670             1/2/17           359,731
                         J Aron & Co.    26,190     BRR            BZDI              13.100             1/2/17          (14,052)
                         J Aron & Co.    29,700     BRR            BZDI              14.300             1/2/17           900,740
               JPMorgan Chase Bank NA    44,120     BRR            BZDI              13.900             1/2/17           583,978
               JPMorgan Chase Bank NA    73,600     BRR            BZDI              12.380             1/2/12         (151,047)
               JPMorgan Chase Bank NA    37,410     BRR            BZDI              13.910             1/2/12           863,509
               JPMorgan Chase Bank NA    39,800     BRR            BZDI              13.900             1/2/17           820,459
                       Morgan Stanley    32,320     BRR            BZDI              14.950             1/2/17         1,241,258
                       Morgan Stanley    32,320     BRR            BZDI              15.000             1/2/17         1,249,008
                       Morgan Stanley    19,370     BRR            BZDI              14.880             1/2/17           587,569
                       Morgan Stanley    80,500     BRR            BZDI              13.900             1/2/17         1,659,471
                       Morgan Stanley    19,370     BRR            BZDI              14.860             1/2/17           587,561
Morgan Stanley Capital Services, Inc.    15,700     BRR            BZDI              13.930             1/2/17           294,668
                               UBS AG    20,800     BRR            BZDI              14.340             1/2/17           630,947
                                      ---------                                                                  ---------------
Reference Entity Total                1,017,615     BRR                                                               16,900,050

CNY CFXSREPOFIX01:
                                                                                        CNY
          Goldman Sachs International    66,200     CNY           4.000%      CFXSREPOFIX01            2/16/17         (722,026)

CZK PRIBOR PRBO:
                                                          Six-Month CZK
                Citibank NA, New York   750,000     CZK     PRIBOR PRBO               3.560            9/27/10           827,335

                                                          Six-Month CZK         2.76% times
        Goldman Sachs Group, Inc.(The)   826,000     CZK     PRIBOR PRBO                 UDI            12/5/10           250,122

                                                          Six-Month CZK
       Goldman Sachs Group, Inc.(The)   357,800     CZK     PRIBOR PRBO               3.760            10/6/18           893,025

                                                          Six-Month CZK
               JPMorgan Chase Bank NA   826,000     CZK     PRIBOR PRBO               2.750            12/5/10           244,709

                                                          Six-Month CZK
               JPMorgan Chase Bank NA   616,000     CZK     PRIBOR PRBO               3.560            9/12/10           686,310

                                                          Six-Month CZK
               JPMorgan Chase Bank NA   812,000     CZK     PRIBOR PRBO               3.300           10/17/10           743,730

                                                          Six-Month CZK
               JPMorgan Chase Bank NA   756,100     CZK     PRIBOR PRBO               3.470            9/18/10           765,165

                                                          Six-Month CZK
                       Morgan Stanley   354,900     CZK     PRIBOR PRBO               3.830            10/3/18         1,000,675
                                      ---------                                                                  ---------------
Reference Entity Total                5,298,800     CZK                                                                5,411,071

                    47 |  OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

   HUF BUBOR REUTERS:
                                                           Six-Month HUF
                   Barclays Bank plc   3,677,000    HUF    BUBOR Reuters              7.820            9/19/13           (92,918)

                                                           Six-Month HUF
                   Barclays Bank plc   2,181,000    HUF    BUBOR Reuters              7.180            10/8/18          (335,295)

                                                           Six-Month HUF
                         Citibank NA   2,147,000    HUF    BUBOR Reuters              7.200            10/8/18          (200,144)

                                                           Six-Month HUF
                         Citibank NA   2,150,000    HUF    BUBOR Reuters              7.180            10/3/18          (333,834)

                                                           Six-Month HUF
              JPMorgan Chase Bank NA   1,947,000    HUF    BUBOR Reuters              7.880            8/12/13           (38,252)

                                                           Six-Month HUF
              JPMorgan Chase Bank NA   2,181,000    HUF    BUBOR Reuters              7.200            10/6/18          (203,314)

                                                           Six-Month HUF
              JPMorgan Chase Bank NA   1,711,000    HUF    BUBOR Reuters              7.890            9/12/13           (22,069)

                                                           Six-Month HUF
              JPMorgan Chase Bank NA   4,600,000    HUF    BUBOR Reuters              8.600           12/17/10           128,386

                                                           Six-Month HUF
              JPMorgan Chase Bank NA   2,903,000    HUF    BUBOR Reuters              8.480             6/6/13           929,574
                                      ----------                                                                 ---------------
     Reference Entity Total           23,497,000    HUF                                                                 (167,866)

ILS TELBOR01 REUTERS:
                                                         Three-Month ILS
         Credit Suisse International      14,920    ILS TELBOR01 Reuters              4.650           12/22/18            58,279

                                                         Three-Month ILS
         Credit Suisse International      16,080    ILS TELBOR01 Reuters              4.940           12/15/18           139,658

                                                         Three-Month ILS
                              UBS AG      39,350    ILS         TELBOR01              5.880            8/28/10         1,249,050

                                                         Three-Month ILS
                              UBS AG      40,150    ILS         TELBOR01              5.850             9/4/18         1,244,523

                                                         Three-Month ILS
                              UBS AG      41,030    ILS TELBOR01 Reuters              5.036           12/12/18           362,649
                                      ----------                                                                 ---------------
     Reference Entity Total              151,530    ILS                                                                3,054,159

    MXN TIIE BANXICO:
                                                                MXN TIIE
              Banco Santander SA,Inc.     81,010    MXN          BANXICO              8.570             5/3/18            88,524

                                                                MXN TIIE
              Banco Santander SA,Inc     228,300    MXN          BANXICO              8.540            9/27/13           324,660

                                                                MXN TIIE
              Banco Santander SA,Inc      71,200    MXN          BANXICO              8.645            5/17/18           104,084

                   Barclays Bank plc      82,350    MXN         MXN TIIE              9.270            7/17/26           439,740

                                                                MXN TIIE
                         Citibank NA     427,800    MXN          BANXICO              8.920           11/24/11           850,956

                                                                MXN TIIE
         Credit Suisse International      90,300    MXN          BANXICO              8.560            9/27/13           131,453

         Credit Suisse International      84,250    MXN         MXN TIIE              8.300           12/17/26          (148,882)

    Goldman Sachs Capital Markets LP     154,850    MXN         MXN TIIE              8.140            1/10/18          (152,999)

                                                                MXN TIIE
     Goldman Sachs Group, Inc. (The)     138,000    MXN          BANXICO              8.540            9/27/13           196,247

                                                                MXN TIIE
     Goldman Sachs Group, Inc. (The)     431,000    MXN          BANXICO              9.350           11/18/11         1,173,608

                                                                MXN TIIE
     Goldman Sachs Group, Inc. (The)   1,401,000    MXN          BANXICO             10.000           11/11/11         1,560,035

                                                                MXN TIIE
     Goldman Sachs Group, Inc. (The)     521,900    MXN          BANXICO              9.270           11/21/11         1,352,909

                                                                MXN TIIE
     Goldman Sachs Group, Inc. (The)     516,800    MXN          BANXICO              9.080           11/22/11         1,148,482

                        J Aron & Co.      94,770    MXN         MXN TIIE              9.150            8/27/26           425,702

                                                               One-Month

                        J Aron & Co.      40,600    MXN MXN TIIE BANXICO              9.330            9/16/26           234,891

                                                                MXN TIIE
              JPMorgan Chase Bank NA      68,760    MXN          BANXICO              9.320             6/1/18           309,227

                     48 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

                                                                 One-Month
               JPMorgan Chase Bank NA     563,300   MXN   MXN TIIE BANXICO                9.580       10/23/18         3,634,916

                                                                  MXN TIIE
               JPMorgan Chase Bank NA   1,393,000   MXN            BANXICO               10.000       11/11/11         1,551,127

                                                                  MXN TIIE
               JPMorgan Chase Bank NA     417,900   MXN            BANXICO                8.920       11/24/11           831,263

                                                                  MXN TIIE
  Merrill Lynch Capital Services, Inc.     92,040   MXN            BANXICO                8.570        5/11/18           101,589
                                                                 One-Month

                       Morgan Stanley     163,800   MXN   MXN TIIE BANXICO                9.070       11/26/18           585,228
                                       ----------                                                                 --------------
Reference Entity Total                  7,062,930   MXN                                                               14,742,760

PLZ WIBOR WIBO:
                                                             Six-Month PLZ
      Goldman Sachs Group, Inc. (The)      54,520   PLZ         WIBOR WIBO                5.330        10/6/18         1,279,949

                                                             Six-Month PLZ
      Goldman Sachs Group, Inc. (The)      54,600   PLZ         WIBOR WIBO                5.320        10/3/18         1,277,818

                                                             Six-Month PLZ
          Goldman Sachs International      61,770   PLZ         WIBOR WIBO                6.140        8/26/10           547,911

                                                             Six-Month PLZ
               JPMorgan Chase Bank NA      40,860   PLZ         WIBOR WIBO                6.040         8/8/13         1,014,696
                                       ----------                                                                 --------------
Reference Entity Total                    211,750   PLZ                                                                4,120,374

SEK STIBOR SIDE:
                                                                                    Three-Month
                    Barclays Bank plc      98,900   SEK              3.135%     SEK STIBOR SIDE        12/9/18            35,857

                                                                                    Three-Month
                    Barclays Bank plc      74,200   SEK              3.220      SEK STIBOR SIDE       12/22/18            (9,237)

                                                                                    Three-Month
                    Barclays Bank plc     123,600   SEK              3.520      SEK STIBOR SIDE       12/15/18          (477,000)

                                                                                    Three-Month
             Deutsche Bank AG, London      24,725   SEK              3.130      SEK STIBOR SIDE       12/09/18            59,524
                                       ----------                                                                 --------------
Total where Fund pays a fixed rate        321,425   SEK                                                                 (390,856)

                                                               Three-Month
                     Deutsche Bank AG     153,800   SEK    SEK STIBOR SIDE                5.110        7/16/18         3,485,659

                                                               Three-Month
          Goldman Sachs International     153,800   SEK    SEK STIBOR SIDE                5.080        7/17/18         3,433,769

                                                               Three-Month
          Goldman Sachs International     115,200   SEK    SEK STIBOR SIDE                4.840        8/21/18         2,219,187
                                       ----------                                                                 --------------
Total where Fund pays a variable rate     422,800   SEK                                                                9,138,615
                                       ----------                                                                 --------------
Reference Entity Total                    744,225   SEK                                                                8,747,759

ZAR JIBAR SAFEX:
                                                                                    Three-Month
              JPMorgan Chase Bank NA      214,450   ZAR              8.930      ZAR JIBAR SAFEX        11/3/18        (1,709,466)

                                                                                    Three-Month
                              UBS AG      214,450   ZAR              8.920      ZAR JIBAR SAFEX        11/3/18        (1,711,175)
                                       ----------                                                                 --------------
Reference Entity Total                    428,900   ZAR                                                               (3,420,641)
                                       ----------                                                                 --------------
                                                                                        Total Interest Rate Swaps $   50,363,603
                                                                                                                  ==============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD           Australian Dollar
BRR           Brazilian Real
CNY           Chinese Renminbi (Yuan)
CZK           Czech Koruna
HUF           Hungarian Forint
ILS           Israeli Shekel
MXN           Mexican Nuevo Peso
PLZ           Polish Zloty
SEK           Swedish Krona
ZAR           South African Rand

Abbreviations/Definitions are as follows:
BANIXCO         Banco de Mexico
BBR BBSW        Bank Bill Swap Reference Rate (Australian Financial Market)

                     49 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

BUBOR              Budapest Interbank Offered Rate
BZDI               Brazil Interbank Deposit Rate
CFXSPREPOFIX01     7 Days Repurchase Fixing Rates
JIBAR              South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO        Prague Interbank Offering Rate
SAFEX              South African Futures Exchange
STIBOR SIDE        Stockholm Interbank Offered Rate
TELBOR01           Tel Aviv Interbank Offered Rate 1 Month
TIIE               Interbank Equilibrium Interest Rate
UDI                Unidad de Inversion (Unit of Investment)
WIBOR WIBO         Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                     NOTIONAL                                                         UPFRONT
REFERENCE ENTITY/                     AMOUNT      PAID BY             RECEIVED BY   TERMINATION       PAYMENT
               SWAP COUNTERPARTY     (000'S)     THE FUND               THE FUND        DATE      RECEIVED/(PAID)       VALUE
--------------------------------------------------------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES LLC
AAA 10 YR. CMBS DAILY INDEX*:

 Goldman Sachs Group, Inc.(The)        128,070          A                       D       3/31/09   $             -   $ 27,587,345

                Morgan Stanley          32,570          B                       C       3/31/09                 -      8,009,234
                                                                                                  ---------------   ------------
                                                                         Reference Entity Total                 -     35,596,579

BARCLAYS CAPITAL U.S. CMBS AAA
8.5+ INDEX*:

 Goldman Sachs Group, Inc. (The)        26,010          A                       D        3/1/09                 -      4,411,729

 Goldman Sachs Group, Inc. (The)        17,540          A                       D        1/1/09                 -      2,996,411

 Goldman Sachs Group, Inc. (The)        66,920          A                       D        2/1/09                 -     11,426,307

                JPMorgan Chase          16,730          A                       D        2/1/09                 -      2,832,169

                Morgan Stanley          21,750          A                       D        3/1/09                 -      3,661,830

                Morgan Stanley          12,860          A                       D        3/1/09                 -      2,192,816

                Morgan Stanley          13,270          A                       D        2/1/09                 -      2,234,137

                Morgan Stanley          13,270          A                       D        2/1/09                 -      2,258,216

                Morgan Stanley          32,190          A                       D        1/1/09                 -      5,483,287

                Morgan Stanley          22,200          A                       D        2/1/09                 -      3,795,334

                Morgan Stanley          30,990          A                       D        2/1/09                 -      5,256,419
                                                                                                  ---------------   ------------
                                                                         Reference Entity Total                 -     46,548,655

BARCLAYS CAPITAL U.S. CMBS AAA
INDEX*:

                   Citibank NA          39,800          A                       D        2/1/09                 -      4,348,679

                   Citibank NA          19,900          A                       D        2/1/09                 -      2,187,335

                Morgan Stanley          71,400          A                       D        3/1/09                 -      7,824,096
                                                                                                  ---------------   ------------
                                                                         Reference Entity Total                 -     14,360,110

BOVESPA INDEX

                                                                 If negative, the
                                         If positive, the   absolute value of the
                                      Total Return of the     Total Return of the
Citibank NA            21,306  BRR          BOVESPA Index           BOVESPA Index       2/20/09                 -        515,307

                     50 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

CONSTANT MATURITY OPTION PRICE:
                                                                         The Constant
                                                                      Maturity Option
                                                                     Price divided by
                 Merrill Lynch    177,060                   4.66 %             10,000        6/11/17    (5,903,180)   (9,924,719)
                                                                         The Constant
                                                                      Maturity Option
                                                                     Price divided by
                 Merrill Lynch     43,500                   5.33               10,000        8/13/17       258,825    (5,747,631)
                                                                                                       -----------   -----------
                                                                     Reference Entity
                                                                                Total                   (5,644,355)  (15,672,350)

CUSTOM BASKET OF SECURITIES:
                                                   One-Month USD
                                               BBA LIBOR plus 20
                                                basis points and
                                               if  negative, the
                                               absolute value of
                                                             the     If positive, the
                                               Total Return of a    Total Return of a
                                                   custom equity        custom equity
      Deutsche Bank AG, London     20,475                 basket               basket        10/5/09             -       774,294
                                                   One-Month EUR
                                               BBA LIBOR plus 30
                                                basis points and
                                                              if
                                                   negative, the
                                               absolute value of
                                                            the      If positive, the
                                               Total Return of a    Total Return of a
                                                custom basket of     custom basket of
  Morgan Stanley International     12,726 EUR         securities           securities        10/7/08             -       729,867
                                                   One-Month EUR
                                               BBA LIBOR plus 25
                                                basis points and
                                                if negative, the
                                               absolute value of
                                                             the     If positive, the
                                               Total Return of a    Total Return of a
                                                custom basket of     custom basket of
                Morgan Stanley     13,111 EUR         securities           securities         3/6/09             -     1,275,903
                                                                                                       -----------   -----------
                                                                                           Reference
                                                                                        Entity Total                   2,780,064

CUSTOM BASKET OF SECURITIES
TRADED ON THE LONDON STOCK
EXCHANGE:
                                                   One-Month GBP
                                               BBA LIBOR plus 35
                                                basis points and
                                                              if
                                                   negative, the
                                               absolute value of
                                                             the     If positive, the
                                               Total Return of a    Total Return of a
                                                custom basket of     custom basket of
         Citibank NA, New York     15,959 GBP         securities           securities         5/8/09             -      (230,310)
                                                   One-Month USD
                                               BBA LIBOR plus 30
                                                basis points and
                                                              if
                                                   negative, the
                                               absolute value of
                                                             the     If positive, the
                                               Total Return of a    Total Return of a
                                                   custom equity        custom equity
   Goldman Sachs International     84,042                 basket               basket         6/8/09             -    12,662,784
                                                                                                       -----------   -----------
                                                                                           Reference
                                                                                        Entity Total                  12,432,474

CUSTOM BASKET OF SECURITIES
TRADED ON THE TOKYO STOCK
EXCHANGE, INC.:
                                                   One-Month JPY
                                               BBA LIBOR plus 40
                                                basis points and
                                                              if
                                                   negative, the
                                               absolute value of
                                                             the     If positive, the
                                               Total Return of a    Total Return of a
                                                custom basket of     custom basket of
         Citibank NA, New York  2,205,926 JPY        securities            securities        4/14/09             -     3,382,158


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

EACH OF JSC "RUSHYDRO" (OPEN
JOINT STOCK COMPANY, FEDERAL
HYDROGENERATION COMPANY) AND
OJSC SARATOVSKAYA HPP AND
ANY SUCCESSOR(S) TO THESE
REFERENCE ENTITIES:                                                7.75% from debt
                                                                   obligations of JSC
Morgan Stanley Capital                           Three-Month USD    Rushydro and OJSC
Services, Inc.                    936,780 RUR          BBA LIBOR     Saratovskaya HPP       12/26/13             -    (16,197,283)
                                                                                                       -----------   ------------

EURX/EURX SMI INDEX:

                                                If negative, the
                                               absolute value of     If positive, the
                                                the Total Return         Total Return
                                                          of the          of the EURX
Goldman Sachs Group, Inc. (The)     9,365 CHF     EURX SMI Index            SMI Index        3/24/09             -        (48,980)
                                                                                                       -----------   ------------

MSCI DAILY TR NET BELGIUM:
                                                   One-Month USD
                                                BBA LIBOR and if
                                                   negative, the
                                               absolute value of     If positive, the
                                                             the         Total Return
                                                  MSCI Daily Net          of the MSCI
                                                     Belgium USD    Daily Net Belgium
                    Citibank NA     2,429           Market Index     USD Market Index        10/7/09             -        251,892
                                                   One-Month USD
                                                BBA LIBOR and if
                                                   negative, the
                                                        absolute     If positive, the
                                                    value of the         Total Return
                                                  MSCI Daily Net          of the MSCI
                                                     Belgium USD    Daily Net Belgium
                    Citibank NA    10,669           Market Index      USD Market Index       10/7/09             -        735,316
                                                                                                       -----------   ------------
                                                                                           Reference
                                                                                        Entity Total             -        987,208

MXN TIIE BANXICO:
                                                   Six-Month USD
               Deutsche Bank AG    13,250              BBA LIBOR      5.46% times UDI        5/13/15             -        512,676

                                                   Six-Month USD
               Deutsche Bank AG     7,260                  LIBOR      5.25% times UDI        6/23/15             -         82,353

                                                   Six-Month USD
Goldman Sachs Group, Inc. (The)     7,490              BBA LIBOR      5.10% times UDI        1/14/15             -        354,558

                                                   Six-Month BBA
Goldman Sachs Group, Inc. (The)     7,490                  LIBOR      5.08% times UDI        1/20/15             -        421,839
                                                                                                       -----------   ------------
                                                                                           Reference
                                                                                        Entity Total             -      1,371,426
                                                                                                       -----------   ------------

                                                                                      Total of Total
                                                                                        Return Swaps   $(5,644,355)  $ 86,055,368
                                                                                                       ===========   ============


*The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index's underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index's underlying holdings, the spread widens.

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR            Brazilian Real
CHF            Swiss Franc
EUR            Euro British Pound
GPB            Sterling
JPY            Japanese Yen
MXN            Mexican Nuevo Peso
RUR            Russian Ruble

Abbreviations/Definitions are as follows:

BANIXCO        Banco de Mexico
BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
BOVESPA        Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS           Commercial Mortgage Backed Securities

                     52 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

EURX SMI      Euro Stock Exchange
MSCI          Morgan Stanley Capital International
SMI           Swiss Market Index
TIIE          Interbank Equilibrium Interest Rate
UDI           Unidad de Inversion (Unit of Investment)


A - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, widen.

B - The Fund makes periodic payments when credit spreads, as represented by the Reference Entity, narrow.

C - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

D - The Fund receives periodic payments when credit spreads, as represented by the Reference Entity, narrow.

CURRENCY SWAPS AS OF DECEMBER 31, 2008 ARE AS FOLLOWS:

                                NOTIONAL                                    RECEIVED
       REFERENCE ENTITY/         AMOUNT                                        BY      TERMINATION
       SWAP COUNTERPARTY         (000S)              PAID BY THE FUND       THE FUND      DATE          VALUE
------------------------------  ---------       --------------------------  --------   -----------   -----------
USD BBA LIBOR:
   Merrill Lynch International     7,160   TRY       Three-Month BBA LIBOR     17.10%       2/6/12   $   720,905
   Credit Suisse International    11,360   TRY   Three Month USD BBA LIBOR     16.75       2/26/12       566,251
   Credit Suisse International     4,575   TRY   Three-Month USD BBA LIBOR     17.25        2/7/12       307,138
   Credit Suisse International     6,900   TRY   Three-Month USD BBA LIBOR     17.30        2/9/12       457,514
                                  ------                                                             -----------
Total Currency Swaps              29,995   TRY                                                       $ 2,051,808
                                  ======                                                             ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY             New Turkish Lira

Abbreviation/Definition is as follows:
BBA LIBOR       British Bankers' Association London-Interbank Offered Rate


SWAP SUMMARY AS OF DECEMBER 31, 2008 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                                       NOTIONAL
                                             SWAP TYPE FROM             AMOUNT
        SWAP COUNTERPARTY                   FUND PERSPECTIVE            (000'S)               VALUE
----------------------------------   ------------------------------   ----------          -------------
Banco Santander Central Hispano SA   Interest Rate                        18,790   BRR    $     432,036

Banco Santander SA, Inc.             Interest Rate                       481,160   BRR        2,301,429

Barclays Bank plc:
                                     Credit Default Sell Protection      184,751            (29,364,187)
                                     Interest Rate                     6,237,050   HUF         (438,853)
                                                                                          -------------
                                                                                            (29,803,040)
Citibank NA:
                                     Interest Rate                     4,724,800   HUF          316,978
                                     Total Return                         94,104              8,038,529
                                                                                          -------------
                                                                                              8,355,507
Citibank NA, New York:
                                     Credit Default Buy Protection        31,710             12,537,721
                                     Credit Default Sell Protection       64,005            (17,245,531)
                                     Interest Rate                       750,000   CZK          827,335
                                     Total Return                      2,221,885   GBP        3,151,848
                                                                                          -------------
                                                                                               (728,627)
Credit Suisse International:
                                     Credit Default Buy Protection        29,050              6,727,198
                                     Credit Default Sell Protection      174,265            (36,921,129)
                                     Cross Currency                       22,835   TRY        1,330,903
                                     Interest Rate                       205,550   ILS          180,508
                                                                                          -------------
                                                                                            (28,682,520)
Deutsche Bank AG:
                                     Credit Default Buy Protection        10,685              1,412,126
                                     Credit Default Sell Protection      267,336            (79,265,947)
                                     Interest Rate                       153,800   SEK        3,485,659
                                     Total Return                         20,510                595,029
                                                                                          -------------
                                                                                            (73,773,133)

                     53 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Deutsche Bank AG, London:

                                        Interest Rate                        24,725    SEK              59,524
                                        Total Return                         20,475                    774,294
                                                                                                 -------------
                                                                                                       833,818

Goldman Sachs Bank USA                  Credit Default Sell Protection       22,745                 (9,514,238)

Goldman Sachs Capital Markets LP        Interest Rate                       154,850    MXN            (152,999)

Goldman Sachs Group, Inc. (The):
                                        Interest Rate                     4,301,620    CZK           9,132,195
                                        Total Return                        262,885                 47,149,209
                                                                                                 -------------
                                                                                                    56,281,404
Goldman Sachs International:
                                        Credit Default Buy Protection        61,640                 15,180,403
                                        Credit Default Sell  Protection      61,145                (19,247,013)
                                        Interest Rate                       447,700    BRR           6,176,334
                                        Total Return                         84,042                 12,662,784
                                                                                                 -------------
                                                                                                    14,772,508

J Aron & Co.                            Interest Rate                       567,505    BRR           6,279,572

JPMorgan Chase                          Total Return                         16,730                  2,832,169

JPMorgan Chase Bank NA                  Interest Rate                    19,245,300    BRR          10,982,901

JPMorgan Chase Bank NA, NY
Branch:
                                        Credit Default Buy Protection        34,600                 10,541,647
                                        Credit Default Sell                 135,757                (37,116,870)
                                                                                                 -------------
                                                                                                   (26,575,223)


Merrill Lynch                           Total Return                        220,560                (15,672,350)

Merrill Lynch Capital Services, Inc.    Interest Rate                        92,040    MXN             101,589

Merrill Lynch International:
                                        Credit Default Buy Protection        27,320                 14,915,764
                                        Credit Default Sell Protection       42,950                (18,278,497)
                                        Cross Currency                        7,160    TRY             720,905
                                                                                                 -------------
                                                                                                    (2,641,828)
Morgan Stanley:
                                        Interest Rate                       702,580    BRR           6,910,770
                                        Total Return                        263,611                 41,991,272
                                                                                                 -------------
                                                                                                    48,902,042

Morgan Stanley Capital Services, Inc.:
                                        Credit Default Buy Protection        72,880                 20,146,428
                                        Credit Default Sell Protection      270,387                (63,114,774)
                                        Credit Default Sell Protection       22,249    EUR          (2,953,270)
                                        Interest Rate                        15,700    BRR             294,668
                                        Total Return                        936,780    RUR         (16,197,283)
                                                                                                 -------------
                                                                                                   (61,824,231)

Morgan Stanley International            Total Return                         12,726    EUR             729,867

UBS AG:
                                        Credit Default Buy Protection         9,375                  2,386,032
                                        Credit Default Sell Protection       82,855                (15,001,223)
                                        Interest Rate                       355,780    BRR           1,775,994
                                                                                                 -------------
                                                                                                   (10,839,197)
Westpac Banking Corp.                   Interest Rate                        62,135    AUD           1,697,963
                                                                                                 -------------
                                                                                    Total Swaps  $(105,704,581)
                                                                                                 =============


Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:


AUD         Australian Dollar
BRR         Brazilian Real
CZK         Czech Koruna
EUR         Euro
GBP         British Pound Sterling
HUF         Hungarian Forint
ILS         Israeli Shekel
MXN         Mexican Nuevo Peso
SEK         Swedish Krona


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

TRY        New Turkish Lira
RUR        Russian Ruble

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                     55 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                      WHEN-ISSUED OR DELAYED DELIVERY
                                                              BASIS TRANSACTIONS
                                                      -------------------------------
Purchased securities                                            $ 345,028,590
Sold securities                                                    54,658,768

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty;

                     56 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $7,932,007, representing 0.10% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered

                     57 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

                     58 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended December 31, 2008 was as follows:

                                            Call Options                              Put Options
                              ------------------------------------      ------------------------------------
                                 Number of            Amount of            Number of               Amount of
                                 Contracts             Premiums            Contracts               Premiums
                              ---------------      ---------------      ---------------         ------------
Options outstanding as of
September 30, 2008              3,818,670,000      $     1,032,083       3,818,670,000          $  1,032,083
Options written                30,205,685,000           12,844,968       30,205,685,000           12,917,296
Options closed or expired     (11,453,250,000)          (7,381,989)     (22,559,320,000)          (6,342,693)
Options exercised             (22,559,320,000)          (6,307,928)     (11,453,250,000)          (7,419,552)
Options outstanding as of
December 31, 2008                  11,785,000      $       187,134          11,785,000          $    187,134

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults,

                     59 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.

As of the period end, the Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

                     60 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Risks of total return swaps include credit, market and liquidity risk.

CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.

As of December 31, 2008, the Fund had no outstanding currency swap arrangements.

SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Swaptions are marked to market daily using primarily quotations from counterparties and brokers.Written swaptions are reported on a schedule following the Statement of Investments.Written swaptions are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As

                     61 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS DECEMBER 31,2008 / UNAUDITED

of December 31, 2008, the Fund had on loan securities valued at $658,489,425. Collateral of $671,787,860 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $54,538,245 at December 31, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of December 31, 2008, the Fund had unfunded purchase commitments as follows:

                                                                 COMMITMENT
                                                 INTEREST       TERMINATION        UNFUNDED       UNREALIZED
                                                   RATE             DATE            AMOUNT       APPRECIATION
                                                 --------       -----------      ------------    ------------
Deutsche Bank AG; An unfunded commitment
that the Fund receives 0.125% quarterly;
and will pay out, upon request, up to
30,490,000 USD to a Peruvian Trust through
Deutsche Bank's Global Note Program. Upon
funding requests, the unfunded portion
decreases and new structured securities
will be created and held by the fund to
maintain a consistent exposure level.              0.50%          9/20/10        $ 30,490,000    $ 4,367,584

                                                     COMMITMENT
                                                     TERMINATION      UNFUNDED
                                                        DATE           AMOUNT
                                                     -----------    -----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.   10/23/13      $24,048,245

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $  10,981,045,959
Federal tax cost of other investments              560,042,187
                                             -----------------
Total federal tax cost                       $  11,541,088,146
                                             =================

Gross unrealized appreciation                $     538,629,990
Gross unrealized depreciation                   (2,193,230,783)
                                             -----------------
Net unrealized depreciation                  $  (1,654,600,793)
                                             =================

                     62 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009